UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

Parnassus Funds (811-04044) and Parnassus Income Funds (811-06673)

Parnassus Funds

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip Code)

Marc C. Mahon

Parnassus Funds

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE:

Parnassus Funds is filing this amendment to its Form N-CSR for the fiscal year ending December 31, 2024, originally filed with the Securities and Exchange Commission on February 14, 2025 (Accession Number 0001193125-25-026897). The purpose of this amendment is to update the information filed under Item 7(a) of this Form to only include the Financial Statements and make corresponding updates to Items 6, 8, and 11. Additional minor updates were made to the introduction to Item 1 and the exhibit list in Item 19. Other than the aforementioned revisions (and the dates included on the signature page and the certifications), this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Report to Stockholders.

Parnassus Growth Equity Fund

Ticker - PFGEX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Growth Equity Fund (the "Fund") offers a concentrated portfolio of U.S. large-cap stocks with the potential to benefit from secular trends at attractive valuations.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$95	0.84%

How did the fund perform?

Parnassus Growth Equity Fund (Investor Shares) returned 26.85%, (net of fees) for the year, underperforming the Russell 1000 Growth Index’s 33.36%. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors held back relative returns. Conversely, stock selection in the Health Care sector and both stock selection and an underweight in the Consumer Staples sector buoyed relative performance.

We continue to maintain balanced portfolio positioning in favor of increasingly relevant, competitively advantaged businesses that are trading at attractive valuations.

Fund Performance

Value on December 31, 2024 of $10,000 invested on December 28, 2022.

	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$10,000	$10,000	$10,000
Dec-22	$9,960	$10,151	$10,194
Mar-23	$11,507	$10,912	$11,659
Jun-23	$12,813	$11,866	$13,152
Sep-23	$12,507	$11,477	$12,741
Dec-23	$14,434	$12,819	$14,545
Mar-24	$16,298	$14,172	$16,205
Jun-24	$16,908	$14,779	$17,556
Sep-24	$17,463	$15,649	$18,116
Dec-24	$18,310	$16,026	$19,397

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Fund commenced operations on December 28, 2022.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$63,702,581
# of Portfolio Holdings	42
Portfolio Turnover Rate	34.89%
Advisory Fees Paid	$85,796

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Growth Equity Fund - Investor Shares (Incp: December 28, 2022)	26.85%	35.15%
S&P 500 Index	25.02%	26.47%
Russell 1000® Growth Index	33.36%	39.08%

What did the Fund invest in?

Parnassus Growth Equity Fund invests selectively in about 40 U.S. large-cap equity securities. The Fund pursues high quality companies with increasing relevancy, durable competitive advantages, strong management teams and sustainable business practices. It favors leading, innovative companies positioned to capitalize on secular trends.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.9%
Real Estate	1.2%
Consumer Staples	2.0%
Materials	2.8%
Industrials	3.8%
Communication Services	8.0%
Consumer Discretionary	10.2%
Financials	11.1%
Health Care	12.8%
Information Technology	47.2%

Top Ten Holdings (%)*

Microsoft Corp.	9.0%
NVIDIA Corp.	8.9%
Alphabet Inc., Class A	6.4%
Amazon.com Inc.	4.8%
Apple Inc.	4.8%
Broadcom Inc.	4.8%
Visa Inc., Class A	4.6%
Salesforce Inc.	3.2%
Eli Lilly & Co.	2.9%
Natera Inc.	2.4%

Additional Information

Parnassus Growth Equity Fund

Ticker - PFGEX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PFGEX2024-AR

Parnassus Growth Equity Fund

Ticker - PFPGX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Growth Equity Fund (the "Fund") offers a concentrated portfolio of U.S. large-cap stocks with the potential to benefit from secular trends at attractive valuations.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$72	0.63%

How did the fund perform?

Parnassus Growth Equity Fund (Institutional Shares) returned 27.13%, (net of fees) for the year, underperforming the Russell 1000 Growth Index’s 33.36%. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors held back relative returns. Conversely, stock selection in the Health Care sector and both stock selection and an underweight in the Consumer Staples sector buoyed relative performance.

We continue to maintain balanced portfolio positioning in favor of increasingly relevant, competitively advantaged businesses that are trading at attractive valuations.

Fund Performance

Value on December 31, 2024 of $10,000 invested on December 28, 2022.

	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$10,000	$10,000	$10,000
Dec-22	$9,960	$10,151	$10,194
Mar-23	$11,513	$10,912	$11,659
Jun-23	$12,827	$11,866	$13,152
Sep-23	$12,527	$11,477	$12,741
Dec-23	$14,460	$12,819	$14,545
Mar-24	$16,341	$14,172	$16,205
Jun-24	$16,959	$14,779	$17,556
Sep-24	$17,536	$15,649	$18,116
Dec-24	$18,384	$16,026	$19,397

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Fund commenced operations on December 28, 2022.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$63,702,581
# of Portfolio Holdings	42
Portfolio Turnover Rate	34.89%
Advisory Fees Paid	$85,796

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Growth Equity Fund - Institutional Shares (Incp: December 28, 2022)	27.13%	35.42%
S&P 500 Index	25.02%	26.47%
Russell 1000® Growth Index	33.36%	39.08%

What did the Fund invest in?

Parnassus Growth Equity Fund invests selectively in about 40 U.S. large-cap equity securities. The Fund pursues high quality companies with increasing relevancy, durable competitive advantages, strong management teams and sustainable business practices. It favors leading, innovative companies positioned to capitalize on secular trends.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.9%
Real Estate	1.2%
Consumer Staples	2.0%
Materials	2.8%
Industrials	3.8%
Communication Services	8.0%
Consumer Discretionary	10.2%
Financials	11.1%
Health Care	12.8%
Information Technology	47.2%

Top Ten Holdings (%)*

Microsoft Corp.	9.0%
NVIDIA Corp.	8.9%
Alphabet Inc., Class A	6.4%
Amazon.com Inc.	4.8%
Apple Inc.	4.8%
Broadcom Inc.	4.8%
Visa Inc., Class A	4.6%
Salesforce Inc.	3.2%
Eli Lilly & Co.	2.9%
Natera Inc.	2.4%

Additional Information

Parnassus Growth Equity Fund

Ticker - PFPGX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PFPGX2024-AR

Parnassus Value Equity Fund

Ticker - PARWX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Value Equity Fund (the "Fund") offers a concentrated portfolio of U.S. large-cap stocks that are attractively priced relative to their history or peers.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$93	0.88%

How did the fund perform?

Parnassus Value Equity Fund (Investor Shares) returned 12.01% (net of fees), trailing the Russell 1000 Value Index’s 14.37% for the year. Stock selection in the Health Care sector notably weighed on relative performance. In contrast, strong stock selection in Real Estate boosted relative returns.

A continuation of the shift in investor sentiment toward more economically sensitive sectors could support a broadening of the stock market rally, especially in value stocks.

Fund Performance

Value on December 31, 2024 of $10,000 invested on December 31, 2014.

	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2014	$10,000	$10,000	$10,000
2015	$10,325	$10,138	$9,617
2016	$12,536	$11,351	$11,285
2017	$15,019	$13,829	$12,827
2018	$12,994	$13,223	$11,767
2019	$17,319	$17,386	$14,890
2020	$22,068	$20,585	$15,306
2021	$28,936	$26,494	$19,157
2022	$24,939	$21,696	$17,713
2023	$28,355	$27,399	$19,743
2024	$31,760	$34,254	$22,580

The chart shows the growth in value of a hypothetical $10,000 investment over the last 10 years and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$4,825,190,926
# of Portfolio Holdings	45
Portfolio Turnover Rate	24.08%
Advisory Fees Paid	$31,176,918

Average Annual Total Returns (%)

	1 Year	5 years	10 Years
Parnassus Value Equity Fund - Investor Shares	12.01%	12.89%	12.25%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

What did the Fund invest in?

Parnassus Value Equity Fund invests selectively in about 40-45 U.S. large-cap equity securities trading at a discount. The Fund pursues companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Utilities	1.5%
Materials	2.6%
Consumer Staples	3.2%
Real Estate	5.7%
Communication Services	7.2%
Consumer Discretionary	8.7%
Industrials	9.9%
Information Technology	16.6%
Health Care	18.5%
Financials	25.5%

Top Ten Holdings (%)*

S&P Global Inc.	3.5%
Bank of America Corp.	3.3%
Sysco Corp.	3.2%
CBRE Group Inc., Class A	3.2%
Deere & Co.	3.1%
Verizon Communications Inc.	2.9%
Mastercard Inc., Class A	2.9%
Broadcom Inc.	2.8%
Alphabet Inc., Class A	2.8%
Cummins Inc.	2.7%

Additional Information

Parnassus Value Equity Fund

Ticker - PARWX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PARWX2024-AR

Parnassus Value Equity Fund

Ticker - PFPWX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Value Equity Fund (the "Fund") offers a concentrated portfolio of U.S. large-cap stocks that are attractively priced relative to their history or peers.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$69	0.65%

How did the fund perform?

Parnassus Value Equity Fund (Institutional Shares) returned 12.27% (net of fees), trailing the Russell 1000 Value Index’s 14.37% for the year. Stock selection in the Health Care sector notably weighed on relative performance. In contrast, strong stock selection in Real Estate boosted relative returns.

A continuation of the shift in investor sentiment toward more economically sensitive sectors could support a broadening of the stock market rally, especially in value stocks.

Fund Performance

Value on December 31, 2024 of $10,000 invested on April 30, 2015.

	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2015	$10,000	$10,000	$10,000
2015	$9,978	$9,947	$9,597
2016	$12,141	$11,137	$11,262
2017	$14,573	$13,569	$12,801
2018	$12,642	$12,974	$11,742
2019	$16,885	$17,059	$14,859
2020	$21,565	$20,197	$15,274
2021	$28,330	$25,995	$19,117
2022	$24,476	$21,287	$17,676
2023	$27,888	$26,883	$19,703
2024	$31,309	$33,609	$22,533

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The share class commenced operations on April 30, 2015.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$4,825,190,926
# of Portfolio Holdings	45
Portfolio Turnover Rate	24.08%
Advisory Fees Paid	$31,176,918

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Parnassus Value Equity Fund - Institutional Shares (Incp: April 30, 2015)	12.27%	13.14%	12.53%
S&P 500 Index	25.02%	14.53%	13.36%
Russell 1000® Value Index	14.37%	8.68%	8.76%

What did the Fund invest in?

Parnassus Value Equity Fund invests selectively in about 40-45 U.S. large-cap equity securities trading at a discount. The Fund pursues companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Utilities	1.5%
Materials	2.6%
Consumer Staples	3.2%
Real Estate	5.7%
Communication Services	7.2%
Consumer Discretionary	8.7%
Industrials	9.9%
Information Technology	16.6%
Health Care	18.5%
Financials	25.5%

Top Ten Holdings (%)*

S&P Global Inc.	3.5%
Bank of America Corp.	3.3%
Sysco Corp.	3.2%
CBRE Group Inc., Class A	3.2%
Deere & Co.	3.1%
Verizon Communications Inc.	2.9%
Mastercard Inc., Class A	2.9%
Broadcom Inc.	2.8%
Alphabet Inc., Class A	2.8%
Cummins Inc.	2.7%

Additional Information

Parnassus Value Equity Fund

Ticker - PFPWX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PFPWX2024-AR

Parnassus Mid Cap Fund

Ticker - PARMX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Mid Cap Fund (the "Fund") offers a concentrated portfolio U.S. mid-cap stocks with the potential for long-term growth and business resiliency.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$100	0.95%

How did the fund perform?

The Parnassus Mid Cap Fund (Investor shares) returned 9.99% (net of fees) in 2024, underperforming the Russell Midcap Index’s 15.34% return. Stock selection within Communication Services and Real Estate contributed to relative performance, while selection within Industrials and Information Technology detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Fund Performance

Value on December 31, 2024 of $10,000 invested on December 31, 2014.

	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2014	$10,000	$10,000	$10,000
2015	$9,913	$10,092	$9,756
2016	$11,507	$11,308	$11,102
2017	$13,324	$13,761	$13,158
2018	$12,440	$13,102	$11,966
2019	$16,016	$17,220	$15,621
2020	$18,399	$20,830	$18,292
2021	$21,416	$26,340	$22,424
2022	$16,798	$21,302	$18,541
2023	$18,927	$26,953	$21,735
2024	$20,818	$33,560	$25,070

The chart shows the growth in value of a hypothetical $10,000 investment over the last 10 years and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$2,842,441,773
# of Portfolio Holdings	38
Portfolio Turnover Rate	43.55%
Advisory Fees Paid	$23,536,822

Average Annual Total Returns (%)

	1 Year	5 years	10 Years
Parnassus Mid Cap Fund - Investor Shares	9.99%	5.38%	7.61%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap Index	15.34%	9.92%	9.63%

What did the Fund invest in?

Parnassus Mid Cap Fund invests selectively in about 35-45 U.S. mid-cap equity securities. The Fund pursues high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	1.2%
Communication Services	2.7%
Materials	3.5%
Real Estate	5.5%
Health Care	6.5%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	23.8%
Industrials	24.8%

Top Ten Holdings (%)*

Fidelity National Information Services	4.0%
TransUnion	3.8%
CBRE Group Inc., Class A	3.7%
Fortinet Inc.	3.7%
J.B. Hunt Transport Services Inc.	3.6%
Cboe Global Markets Inc.	3.5%
The Bank of New York Mellon Corp.	3.4%
Roper Technologies Inc.	3.3%
Truist Financial Corp.	3.3%
Republic Services Inc.	3.1%

Additional Information

Parnassus Mid Cap Fund

Ticker - PARMX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PARMX2024-AR

Parnassus Mid Cap Fund

Ticker - PFPMX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Mid Cap Fund (the "Fund") offers a concentrated portfolio U.S. mid-cap stocks with the potential for long-term growth and business resiliency.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$79	0.75%

How did the fund perform?

The Parnassus Mid Cap Fund (Institutional shares) returned 10.21% (net of fees) in 2024, underperforming the Russell Midcap Index’s 15.34% return. Stock selection within Communication Services and Real Estate contributed to relative performance, while selection within Industrials and Information Technology detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Fund Performance

Value on December 31, 2024 of $10,000 invested on April 30, 2015.

	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2015	$10,000	$10,000	$10,000
2015	$9,870	$9,864	$9,471
2016	$11,477	$11,053	$10,778
2017	$13,318	$13,450	$12,774
2018	$12,467	$12,806	$11,617
2019	$16,084	$16,831	$15,165
2020	$18,523	$20,359	$17,758
2021	$21,605	$25,745	$21,769
2022	$16,979	$20,821	$18,000
2023	$19,172	$26,344	$21,100
2024	$21,131	$32,801	$24,338

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The share class commenced operations on April 30, 2015.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$2,842,441,773
# of Portfolio Holdings	38
Portfolio Turnover Rate	43.55%
Advisory Fees Paid	$23,536,822

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Parnassus Mid Cap Fund - Institutional Shares (Incp: April 30, 2015)	10.21%	5.61%	8.04%
Russell 1000® Index	24.51%	14.28%	13.07%
Russell Midcap Index	15.34%	9.92%	9.64%

What did the Fund invest in?

Parnassus Mid Cap Fund invests selectively in about 35-45 U.S. mid-cap equity securities. The Fund pursues high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	1.2%
Communication Services	2.7%
Materials	3.5%
Real Estate	5.5%
Health Care	6.5%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	23.8%
Industrials	24.8%

Top Ten Holdings (%)*

Fidelity National Information Services	4.0%
TransUnion	3.8%
CBRE Group Inc., Class A	3.7%
Fortinet Inc.	3.7%
J.B. Hunt Transport Services Inc.	3.6%
Cboe Global Markets Inc.	3.5%
The Bank of New York Mellon Corp.	3.4%
Roper Technologies Inc.	3.3%
Truist Financial Corp.	3.3%
Republic Services Inc.	3.1%

Additional Information

Parnassus Mid Cap Fund

Ticker - PFPMX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PFPMX2024-AR

Parnassus Mid Cap Growth Fund

Ticker - PARNX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Mid Cap Growth Fund (the "Fund") offers a concentrated portfolio of U.S. mid-cap, fast-growing companies with healthy balance sheets and proven financial models.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$84	0.80%

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Investor shares) returned 10.55% (net of fees) in 2024, underperforming the Russell Midcap Growth Index’s 22.10% return. A lack of exposure to Consumer Staples and stock selection within Communication Services contributed while stock selection within Information Technology and Consumer Discretionary detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Fund Performance

Value on December 31, 2024 of $10,000 invested on December 31, 2014.

	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2014	$10,000	$10,000	$10,000
2015	$10,026	$10,092	$9,980
2016	$11,375	$11,308	$10,711
2017	$13,204	$13,761	$13,418
2018	$11,919	$13,102	$12,780
2019	$15,474	$17,220	$17,312
2020	$19,900	$20,830	$23,473
2021	$21,764	$26,340	$26,461
2022	$14,468	$21,302	$19,390
2023	$19,620	$26,953	$24,411
2024	$21,689	$33,560	$29,807

The chart shows the growth in value of a hypothetical $10,000 investment over the last 10 years and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$841,960,290
# of Portfolio Holdings	37
Portfolio Turnover Rate	41.45%
Advisory Fees Paid	$5,159,334

Average Annual Total Returns (%)

	1 Year	5 years	10 Years
Parnassus Mid Cap Growth Fund - Investor Shares	10.55%	6.99%	8.05%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap Growth Index	22.10%	11.48%	11.54%

What did the Fund invest in?

Parnassus Mid Cap Growth Fund invests selectively in about 35-45 U.S. mid-cap growth equity securities. The Fund pursues best-in-class, high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in a downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	2.9%
Materials	2.9%
Financials	8.4%
Health Care	11.7%
Consumer Discretionary	13.7%
Industrials	24.5%
Information Technology	35.2%

Top Ten Holdings (%)*

Equifax Inc.	4.4%
Old Dominion Freight Line Inc.	4.0%
J.B. Hunt Transport Services Inc.	4.0%
Trane Technologies plc	3.9%
Atlassian Corp., Class A	3.7%
Teradyne Inc.	3.6%
MercadoLibre Inc.	3.4%
Block Inc., Class A	3.2%
Workday Inc., Class A	3.2%
Hilton Worldwide Holdings Inc.	3.1%

Additional Information

Parnassus Mid Cap Growth Fund

Ticker - PARNX

Class - Investor Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PARNX2024-AR

Parnassus Mid Cap Growth Fund

Ticker - PFPRX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

Parnassus Mid Cap Growth Fund (the "Fund") offers a concentrated portfolio of U.S. mid-cap, fast-growing companies with healthy balance sheets and proven financial models.

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$72	0.68%

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Institutional shares) returned 10.68% (net of fees) in 2024, underperforming the Russell Midcap Growth Index’s 22.10% return. A lack of exposure to Consumer Staples and stock selection within Communication Services contributed while stock selection within Information Technology and Consumer Discretionary detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Fund Performance

Value on December 31, 2024 of $10,000 invested on April 30, 2015.

	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2015	$10,000	$10,000	$10,000
2015	$9,763	$9,864	$9,538
2016	$11,089	$11,053	$10,237
2017	$12,891	$13,450	$12,823
2018	$11,658	$12,806	$12,213
2019	$15,152	$16,831	$16,545
2020	$19,517	$20,359	$22,432
2021	$21,373	$25,745	$25,288
2022	$14,224	$20,821	$18,531
2023	$19,311	$26,344	$23,329
2024	$21,373	$32,801	$28,485

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The share class commenced operations on April 30, 2015.

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$841,960,290
# of Portfolio Holdings	37
Portfolio Turnover Rate	41.45%
Advisory Fees Paid	$5,159,334

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Parnassus Mid Cap Growth Fund - Institutional Shares (Incp: April 30, 2015)	10.68%	7.12%	8.17%
Russell 1000® Index	24.51%	14.28%	13.07%
Russell Midcap Growth Index	22.10%	11.48%	11.43%

What did the Fund invest in?

Parnassus Mid Cap Growth Fund invests selectively in about 35-45 U.S. mid-cap growth equity securities. The Fund pursues best-in-class, high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in a downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	2.9%
Materials	2.9%
Financials	8.4%
Health Care	11.7%
Consumer Discretionary	13.7%
Industrials	24.5%
Information Technology	35.2%

Top Ten Holdings (%)*

Equifax Inc.	4.4%
Old Dominion Freight Line Inc.	4.0%
J.B. Hunt Transport Services Inc.	4.0%
Trane Technologies plc	3.9%
Atlassian Corp., Class A	3.7%
Teradyne Inc.	3.6%
MercadoLibre Inc.	3.4%
Block Inc., Class A	3.2%
Workday Inc., Class A	3.2%
Hilton Worldwide Holdings Inc.	3.1%

Additional Information

Parnassus Mid Cap Growth Fund

Ticker - PFPRX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund; including, but not limited to, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding tables and charts above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PFPRX2024-AR

Item 2. Code of Ethics.

The registrant has adopted a code of ethics dated July 22, 2003 that applies to the registrant’s principal executive officer (President) and principal financial officer (Treasurer) for the fiscal year ending December 31, 2024. During the fiscal year ending December 31, 2024 there were no amendments to any provisions of this code of ethics.

Item 3. Audit Committee Financial Expert.

The Boards of Trustees of the Parnassus Funds and the Parnassus Income Funds determined that Kay Yun, Chair of the Boards’ Audit Committee, qualified as an “independent audit committee financial expert” as defined by Form N-CSR. The Trustees’ decision was based on Ms. Yun’s understanding of generally accepted accounting principles (GAAP); her ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; her experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrants’ financial statements; an understanding of internal controls and procedures for financial reporting; and understanding of audit committee functions.

Kay Yun is a Partner and the Chief Financial Officer of Health Evolution Partners, a healthcare-focused private equity firm in San Francisco. Before this, Kay was Co-Founder and Chief Executive Officer of YuniNetworks, a technology start-up, through its sale in 2001. Before YuniNetworks, she was an investment banker with Goldman Sachs for almost ten years. Kay serves as the Board President at the American Conservatory Theater and co-chair of the $18 million Next ACT capital campaign. She is also the fundraising chair for The Wharton MBA class of 1990. Kay received her B.S. in Business Administration from the Leeds School of Business at the University of Colorado, Boulder, in 1985 and an MBA from The Wharton School at the University of Pennsylvania in 1990.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the Parnassus Funds fiscal years ended December 31, 2023 and 2024 were $297,550 and $95,000 respectively and the Parnassus Income Funds fiscal year ended December 31, 2023 and 2024 were $234,950 and $78,000 respectively.

(b) Audit-Related Fees

There were no aggregate fees billed for assurance and related services rendered by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for the Parnassus Funds fiscal years ended December 31, 2023 and 2024 were $33,955 and $15,412 respectively and the Parnassus Income Funds fiscal years ended December 31, 2023 and 2024 were $26,365 and $7,706 respectively.

(d) All Other Fees

There were no fees billed in each of the last two fiscal years for products and services by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The Audit Committee’s pre-approval policies and procedures are as follows: The audit committee is required to pre-approve all audit services and permitted non-audit services provided by the independent accountants for the Parnassus Funds, affiliated funds, and other service affiliates. Explicit pre-approval by the Audit Committee Chair shall be required for any individual non-audit engagement to be performed by the independent accountants with estimated fees of $10,000 or less and the Audit Committee Chair shall report such approval to the full audit committee at the next regularly scheduled meeting. Explicit pre-approval by the full Audit Committee shall be required for any individual non-audit engagement to be performed by the independent accountants with estimated fees in excess of $10,000. Officers of the Funds shall furnish the audit committee at least annually with a listing of all fees paid to the independent accountants including non-audit services performed. For certain non-audit services which are no more than five percent of the total fees paid by the Trust, such fees may be exempted from the required pre-approval process specified above subject to limitations and prompt disclosure of such services are identified, and in all cases approval is required prior to completion.

(e)(2) None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser forth in 4(b) and (c) of this Item of $— and $— for the Parnassus Funds fiscal years ended December 31, 2023 and 2024, respectively and $— and $— for the Parnassus Income Funds fiscal years ended December 31, 2023 and 2024, respectively.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee.

(b) Not applicable.

Item 6. Investments.

(a)	Included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Parnassus Funds Audited Financial Statements

December 31, 2024

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

Parnassus Growth Equity FundSM

Investor Shares: PFGEX | Institutional Shares: PFPGX

Parnassus Value Equity FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Parnassus Mid Cap Growth FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Parnassus Fixed Income FundSM

Investor Shares: PRFIX | Institutional Shares: PFPLX

Audited Financial Statements • 2024

Parnassus Core Equity Fund

Portfolio of Investments as of December 31, 2024

Equities	Shares	Market Value ($)

Banks (2.1%)
Bank of America Corp.	13,852,909	608,835,351

Biotechnology (2.0%)
Vertex Pharmaceuticals Inc. [q]	1,432,284	576,780,767

Capital Markets (5.5%)
Intercontinental Exchange Inc.	5,737,337	854,920,586
S&P Global Inc.	1,487,664	740,901,302

		1,595,821,888

Chemicals (4.1%)
Linde plc	1,702,041	712,593,505
The Sherwin-Williams Co.	1,399,058	475,581,786

		1,188,175,291

Commercial Services & Supplies (3.4%)
Waste Management Inc.	4,949,293	998,717,835

Containers & Packaging (2.3%)
Ball Corp. Ω	12,375,881	682,282,320

Diversified Financial Services (6.1%)
Fiserv Inc. [q]	3,836,644	788,123,411
Mastercard Inc., Class A	1,872,137	985,811,180

		1,773,934,591

Diversified Telecommunication Services (1.4%)
Verizon Communications Inc.	10,313,698	412,444,783

Equity Real Estate Investment Trusts (3.2%)
Realty Income Corp.	17,162,768	916,663,439

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	559,456	512,612,749

Health Care Equipment & Supplies (1.9%)
Stryker Corp.	1,552,584	559,007,869

Health Care Providers & Services (1.9%)
The Cigna Group	2,028,243	560,079,022

Hotels, Restaurants & Leisure (1.7%)
Marriott International Inc., Class A	1,737,566	484,676,660

Household Durables (1.1%)
D.R. Horton Inc.	2,179,270	304,705,531

Household Products (1.6%)
The Procter & Gamble Co.	2,763,159	463,243,606

Equities	Shares	Market Value ($)

Insurance (2.1%)
Marsh & McLennan Co., Inc.	2,815,449	598,029,522

Interactive Media & Services (5.0%)
Alphabet Inc., Class A	7,670,958	1,452,112,349

Life Sciences Tools & Services (3.9%)
Danaher Corp.	2,451,759	562,801,278
Thermo Fisher Scientific Inc.	1,112,488	578,749,632

		1,141,550,910

Machinery (3.6%)
Deere & Co.	2,443,418	1,035,276,207

Multiline Retail (6.3%)
Amazon.com Inc. [q]	8,400,746	1,843,039,665

Pharmaceuticals (2.0%)
Eli Lilly & Co.	735,953	568,155,716

Professional Services (2.7%)
Equifax Inc.	1,419,155	361,671,652
Verisk Analytics Inc., Class A	1,516,962	417,816,844

		779,488,496

Semiconductors & Semiconductor Equipment (11.3%)
Applied Materials Inc.	2,535,526	412,352,593
Broadcom Inc.	3,714,948	861,273,544
KLA Corp.	461,933	291,073,222
NVIDIA Corp.	12,754,323	1,712,778,036

		3,277,477,395

Software (15.6%)
Intuit Inc.	879,846	552,983,211
Microsoft Corp.	4,475,508	1,886,426,622
Oracle Corp.	2,288,019	381,275,486
Salesforce Inc.	2,541,867	849,822,394
Synopsys Inc. [q]	931,328	452,029,358
Workday Inc., Class A q	1,633,830	421,577,155

		4,544,114,226

Specialty Retail (2.4%)
AutoZone Inc. [q]	219,779	703,732,358

Technology Hardware, Storage & Peripherals (2.7%)
Apple Inc.	3,094,973	775,043,139

Trading Companies & Distributors (1.5%)
Ferguson Enterprises Inc.	2,491,778	432,497,907

Total investment in equities (99.2%) (cost $20,673,867,104)		28,788,499,592

Audited Financial Statements • 2024

Parnassus Core Equity Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) a
Citizens Trust Bank	1.00%	01/14/2025	250,000	249,645
Community Vision Capital & Consulting	0.25%	01/31/2025	250,000	248,770
Self-Help Federal Credit Union	4.60%	02/17/2025	1,000,000	994,863

				1,493,278

Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: Burke & Herbert Bank & Trust Company, par 143,000; First Business Bank, par 235,500; Freedom Financial Bank, par 235,500; Frontier Bank, par 235,500; Old National Bank, par 150,500; River City Bank, par 235,500; Signature Bank National Association, par 235,500; Solera National Bank, par 235,500; South Ottumwa Savings Bank, par 235,500; The People Bank of Georgia, par 58,000; (cost $1,984,396)	4.18%	03/13/2025	2,000,000	1,984,396

Community Development Loans (0.0%) a
Root Capital Inc.	1.00%	02/01/2025	200,000	198,984

Time Deposits (0.9%)
Citibank, New York	3.68%	01/02/2025	200,000,000	200,000,000
JPMorgan Chase, New York	3.68%	01/02/2025	46,665,756	46,665,756

				246,665,756

Total short-term securities (0.9%) (cost $250,342,414)				250,342,414

Total securities (100.1%) (cost $20,924,209,518)				29,038,842,006

Other assets and liabilities (-0.1%)				(22,417,532)

Total net assets (100.0%)				29,016,424,474

q This security is non-income producing.
Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
a Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc Public Limited Company

Audited Financial Statements • 2024

Parnassus Growth Equity Fund

Portfolio of Investments as of December 31, 2024

Equities	Shares	Market Value ($)

Biotechnology (4.6%)
Exact Sciences Corp. [q]	9,751	547,909
Natera Inc. [q]	9,524	1,507,649
Vertex Pharmaceuticals Inc. [q]	2,089	841,240

		2,896,798

Capital Markets (5.1%)
Ares Management Corp., Class A	7,113	1,259,214
MSCI Inc., Class A	1,345	807,013
S&P Global Inc.	2,343	1,166,884

		3,233,111

Chemicals (2.8%)
Linde plc	1,866	781,238
The Sherwin-Williams Co.	2,998	1,019,110

		1,800,348

Diversified Financial Services (6.0%)
Adyen N.V., ADR [q]	63,942	937,390
Visa Inc., Class A	9,163	2,895,875

		3,833,265

Entertainment (1.6%)
Netflix Inc. [q]	1,138	1,014,322

Equity Real Estate Investment Trusts (1.2%)
CoStar Group Inc. [q]	11,061	791,857

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	1,359	1,245,211

Health Care Equipment & Supplies (3.7%)
Boston Scientific Corp. [q]	13,697	1,223,416
Intuitive Surgical Inc. [q]	2,137	1,115,429

		2,338,845

Hotels, Restaurants & Leisure (4.1%)
Airbnb Inc., Class A [q]	6,173	811,194
Chipotle Mexican Grill Inc., Class A q	17,585	1,060,375
DoorDash Inc., Class A q	4,385	735,584

		2,607,153

Interactive Media & Services (6.4%)
Alphabet Inc., Class A	21,610	4,090,773

IT Services (1.3%)
Cloudflare Inc., Class A q	7,413	798,232

Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific Inc.	1,946	1,012,368

Machinery (1.5%)
Deere & Co.	2,312	979,594

Equities	Shares	Market Value ($)

Multiline Retail (6.1%)
Amazon.com Inc. [q]	14,004	3,072,338
MercadoLibre Inc. [q]	460	782,202

		3,854,540

Pharmaceuticals (2.9%)
Eli Lilly & Co.	2,408	1,858,976

Professional Services (1.1%)
Equifax Inc.	2,854	727,342

Semiconductors & Semiconductor Equipment (18.7%)
Advanced Micro Devices Inc. [q]	7,957	961,126
Applied Materials Inc.	5,525	898,531
Broadcom Inc.	13,171	3,053,565
NVIDIA Corp.	42,309	5,681,676
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,585	1,300,472

		11,895,370

Software (22.4%)
Adobe Inc. [q]	1,944	864,458
Atlassian Corp., Class A q	3,273	796,583
Datadog Inc., Class A q	4,791	684,586
Intuit Inc.	1,795	1,128,157
Microsoft Corp.	13,602	5,733,243
Procore Technologies Inc. [q]	12,606	944,568
PTC Inc. [q]	4,990	917,511
Salesforce Inc.	6,140	2,052,786
Workday Inc., Class A q	4,650	1,199,839

		14,321,731

Technology Hardware, Storage & Peripherals (4.8%)
Apple Inc.	12,232	3,063,137

Trading Companies & Distributors (1.2%)
Ferguson Enterprises Inc.	4,291	744,789

Total investment in equities (99.1%) (cost $49,646,353)		63,107,762

Audited Financial Statements • 2024

Parnassus Growth Equity Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)
JPMorgan Chase, New York	3.68%	01/02/2025	374,787	374,787

Total short-term securities (0.6%) (cost $374,787)				374,787

Total securities (99.7%) (cost $50,021,140)				63,482,549

Other assets and liabilities (0.3%)				220,032

Total net assets (100.0%)				63,702,581

q This security is non-income producing.

plc Public Limited Company
N.V. Naamloze Vennootschap
ADR American Depositary Receipt

Audited Financial Statements • 2024

Parnassus Value Equity Fund

Portfolio of Investments as of December 31, 2024

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.8%)
FedEx Corp.	301,210	84,739,409

Banks (5.8%)
Bank of America Corp.	3,615,546	158,903,247
Citigroup Inc.	1,725,687	121,471,108

		280,374,355

Biotechnology (2.2%)
Gilead Sciences Inc.	1,151,874	106,398,601

Capital Markets (10.4%)
CME Group Inc., Class A	366,827	85,188,234
S&P Global Inc.	339,991	169,325,718
The Bank of New York Mellon Corp.	1,605,471	123,348,337
The Charles Schwab Corp.	1,694,634	125,419,862

		503,282,151

Containers & Packaging (2.6%)
Ball Corp. Ω	2,308,169	127,249,357

Diversified Financial Services (7.1%)
Global Payments Inc.	1,098,035	123,045,802
Mastercard Inc., Class A	266,875	140,528,369
Visa Inc., Class A	250,085	79,036,863

		342,611,034

Diversified Telecommunication Services (2.9%)
Verizon Communications Inc.	3,533,571	141,307,504

Equity Real Estate Investment Trusts (5.7%)
CBRE Group Inc., Class A q	1,156,075	151,781,087
Simon Property Group Inc.	718,854	123,793,847

		275,574,934

Food & Staples Retailing (3.2%)
Sysco Corp.	2,040,678	156,030,240

Health Care Equipment & Supplies (2.8%)
Align Technology Inc. [q]	330,007	68,809,760
Baxter International Inc.	2,229,221	65,004,084

		133,813,844

Health Care Providers & Services (3.6%)
The Cigna Group	237,205	65,501,789
UnitedHealth Group Inc.	211,079	106,776,423

		172,278,212

Hotels, Restaurants & Leisure (1.8%)
Airbnb Inc., Class A q	648,524	85,222,539

Household Durables (2.5%)
D.R. Horton Inc.	864,230	120,836,639

Independent Power & Renewable Electricity Producers (1.5%)
Brookfield Renewable Corp. [q,l]	2,667,638	73,786,867

Equities	Shares	Market Value ($)

Insurance (2.2%)
The Progressive Corp.	449,242	107,642,876

Interactive Media & Services (2.8%)
Alphabet Inc., Class A	711,028	134,597,600

Life Sciences Tools & Services (4.8%)
Agilent Technologies Inc.	944,194	126,843,022
Bio-Rad Laboratories Inc., Class A q	310,732	102,078,569

		228,921,591

Machinery (5.8%)
Cummins Inc.	380,003	132,469,046
Deere & Co.	348,570	147,689,109

		280,158,155

Media (1.5%)
Comcast Corp., Class A	1,920,800	72,087,624

Multiline Retail (2.3%)
Amazon.com Inc. [q]	503,495	110,461,768

Pharmaceuticals (5.1%)
AstraZeneca plc, ADR	1,178,323	77,203,723
Novo Nordisk, ADR	593,722	51,071,966
Pfizer Inc.	4,390,705	116,485,404

		244,761,093

Road & Rail (2.3%)
Union Pacific Corp.	482,958	110,133,742

Semiconductors & Semiconductor Equipment (8.8%)
Applied Materials Inc.	371,973	60,493,969
Broadcom Inc.	589,550	136,681,272
Intel Corp.	2,207,479	44,259,954
Micron Technology Inc.	1,057,266	88,979,507
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	478,823	94,562,754

		424,977,456

Software (6.2%)
Microsoft Corp.	288,746	121,706,439
NICE Ltd., ADR [q,l]	517,039	87,813,904
Oracle Corp.	537,967	89,646,821

		299,167,164

Specialty Retail (2.1%)
Ross Stores Inc.	676,514	102,336,273

Technology Hardware, Storage & Peripherals (1.6%)
Western Digital Corp. [q]	1,271,549	75,822,467

Total investment in equities (99.4%) (cost $3,783,000,450)		4,794,573,495

Audited Financial Statements • 2024

Parnassus Value Equity Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) a
Community Vision Capital & Consulting	0.25%	03/31/2025	250,000	246,343
Self-Help Federal Credit Union	4.60%	02/25/2025	250,000	248,501

				494,844

Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 230,073; Frontier Bank, par 34,427; Solera National Bank, par 235,500; (cost $496,099)	4.18%	03/13/2025	500,000	496,099

Community Development Loans (0.0%) a
Root Capital Inc.	1.00%	02/01/2025	100,000	99,492

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.4%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.36%			18,925,463

Time Deposits (0.6%)
JPMorgan Chase, New York	3.68%	01/02/2025	31,161,101	31,161,101

Total short-term securities (1.0%) (cost $51,176,999)				51,176,999

Total securities (100.4%) (cost $3,834,177,449)				4,845,750,494

Payable upon return of securities loaned (-0.4%)				(18,925,463)

Other assets and liabilities (0.0%)				(1,634,105)

Total net assets (100.0%)				4,825,190,926

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
q This security is non-income producing.
l This security, or partial position of this security, was on loan at December 31, 2024. The total value of the securities on loan at December 31, 2024 was $18,482,852.
a Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc Public Limited Company
ADR American Depositary Receipt

Audited Financial Statements • 2024

Parnassus Mid Cap Fund

Portfolio of Investments as of December 31, 2024

Equities	Shares	Market Value ($)

Banks (3.3%)
Truist Financial Corp.	2,141,993	92,919,656

Capital Markets (6.9%)
Cboe Global Markets Inc.	507,032	99,074,053
The Bank of New York Mellon Corp.	1,272,449	97,762,257

		196,836,310

Chemicals (1.9%)
The Sherwin-Williams Co.	156,283	53,125,280

Commercial Services & Supplies (3.1%)
Republic Services Inc.	430,341	86,576,002

Containers & Packaging (1.6%)
Ball Corp. Ω	837,069	46,147,614

Distributors (2.5%)
Pool Corp.	207,874	70,872,561

Diversified Financial Services (4.0%)
Fidelity National Information Services	1,409,635	113,856,219

Equity Real Estate Investment Trusts (5.5%)
CBRE Group Inc., Class A q	807,385	106,001,577
Realty Income Corp.	938,245	50,111,665

		156,113,242

Health Care Equipment & Supplies (2.7%)
Hologic Inc. [q]	1,063,421	76,662,020

Hotels, Restaurants & Leisure (1.4%)
Hilton Worldwide Holdings Inc.	162,648	40,200,080

Household Durables (2.3%)
D.R. Horton Inc.	469,471	65,641,435

Independent Power & Renewable Electricity Producers (1.2%)
Brookfield Renewable Corp. [l]	1,241,258	34,333,196

Insurance (5.2%)
The Allstate Corp.	446,841	86,146,476
W R Berkley Corp.	1,060,467	62,058,529

		148,205,005

Life Sciences Tools & Services (3.8%)
IQVIA Holdings Inc. [q]	334,178	65,669,319
Repligen Corp. [q]	297,730	42,855,256

		108,524,575

Equities	Shares	Market Value ($)

Machinery (7.3%)
Otis Worldwide Corp.	771,116	71,413,053
Pentair plc	516,798	52,010,551
Xylem Inc.	735,489	85,331,434

		208,755,038

Media (2.7%)
The Trade Desk, Inc., Class A q	659,198	77,475,541

Professional Services (6.6%)
Broadridge Financial Solutions Inc.	349,510	79,020,716
TransUnion	1,167,746	108,261,732

		187,282,448

Road & Rail (5.5%)
J.B. Hunt Transport Services Inc.	595,060	101,552,940
Old Dominion Freight Line Inc.	305,089	53,817,700

		155,370,640

Semiconductors & Semiconductor Equipment (4.6%)
KLA Corp.	112,235	70,721,518
Lam Research Corp.	847,483	61,213,697

		131,935,215

Software (16.4%)
Atlassian Corp., Class A q	195,356	47,545,743
Autodesk Inc. [q]	284,146	83,985,033
Fortinet Inc. [q]	1,105,804	104,476,362
Guidewire Software Inc. [q]	384,447	64,810,075
Roper Technologies Inc.	179,137	93,124,369
Workday Inc., Class A q	267,536	69,032,314

		462,973,896

Specialty Retail (5.6%)
O’Reilly Automotive Inc. [q]	62,317	73,895,499
Ross Stores Inc.	571,949	86,518,725

		160,414,224

Technology Hardware, Storage & Peripherals (2.8%)
Western Digital Corp. [q]	1,339,847	79,895,077

Trading Companies & Distributors (2.3%)
Ferguson Enterprises Inc.	373,514	64,830,825

Total investment in equities (99.2%) (cost $2,223,324,251)		2,818,946,099

Audited Financial Statements • 2024

Parnassus Mid Cap Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) a
Beneficial State Bank	4.00%	03/27/2025	250,000	247,671
Citizens Trust Bank	1.00%	01/14/2025	250,000	249,645
Self-Help Federal Credit Union	4.60%	02/17/2025	250,000	248,716

				746,032

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.3%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.36%			9,686,000

Time Deposits (0.9%)
JPMorgan Chase, New York	3.68%	01/02/2025	24,788,663	24,788,663

Total short-term securities (1.2%) (cost $35,220,695)				35,220,695

Total securities (100.4%) (cost $2,258,544,946)				2,854,166,794

Payable upon return of securities loaned (-0.3%)				(9,686,000)

Other assets and liabilities (-0.1%)				(2,039,021)

Total net assets (100.0%)				2,842,441,773

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
q This security is non-income producing.
l This security, or partial position of this security, was on loan at December 31, 2024. The total value of the securities on loan at December 31, 2024 was $9,375,380.
a Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc Public Limited Company

Audited Financial Statements • 2024

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of December 31, 2024

Equities	Shares	Market Value ($)

Building Products (3.9%)
Trane Technologies plc	88,575	32,715,176

Capital Markets (5.2%)
Morningstar Inc.	70,111	23,610,580
MSCI Inc., Class A	34,045	20,427,340

		44,037,920

Chemicals (2.9%)
The Sherwin-Williams Co.	71,196	24,201,656

Commercial Services & Supplies (1.4%)
Cintas Corp.	63,373	11,578,247

Distributors (2.7%)
Pool Corp.	66,291	22,601,254

Diversified Financial Services (3.2%)
Block Inc., Class A q	317,525	26,986,450

Electrical Equipment (2.1%)
Rockwell Automation Inc.	62,471	17,853,587

Health Care Equipment & Supplies (2.4%)
IDEXX Laboratories Inc. [q]	48,347	19,988,584

Hotels, Restaurants & Leisure (3.1%)
Hilton Worldwide Holdings Inc.	107,121	26,476,026

IT Services (1.7%)
Cloudflare Inc., Class A q	129,094	13,900,842

Life Sciences Tools & Services (9.3%)
Agilent Technologies Inc.	196,258	26,365,300
Mettler-Toledo International Inc. [q]	17,617	21,557,571
Repligen Corp. [q]	68,502	9,860,178
West Pharmaceutical Services Inc.	62,479	20,465,621

		78,248,670

Media (2.9%)
The Trade Desk Inc., Class A q	203,816	23,954,494

Multiline Retail (3.4%)
MercadoLibre Inc. [q]	16,805	28,575,894

Professional Services (9.1%)
Broadridge Financial Solutions Inc.	110,082	24,888,439
Equifax Inc.	145,781	37,152,288
Verisk Analytics Inc., Class A	54,248	14,941,527

		76,982,254

Equities	Shares	Market Value ($)

Road & Rail (8.0%)
J.B. Hunt Transport Services Inc.	194,978	33,274,946
Old Dominion Freight Line Inc.	193,888	34,201,843

		67,476,789

Semiconductors & Semiconductor Equipment (8.3%)
KLA Corp.	35,307	22,247,647
Monolithic Power Systems Inc.	28,450	16,833,865
Teradyne Inc.	242,068	30,481,203

		69,562,715

Software (22.6%)
Atlassian Corp., Class A q	126,461	30,778,078
Autodesk Inc. [q]	67,209	19,864,964
Cadence Design Systems Inc. [q]	54,099	16,254,586
Datadog Inc., Class A q	182,922	26,137,725
Fortinet Inc. [q]	249,593	23,581,547
Guidewire Software Inc. [q]	115,164	19,414,347
Procore Technologies Inc. [q]	147,079	11,020,629
PTC Inc. [q]	92,332	16,977,085
Workday Inc., Class A q	104,573	26,982,971

		191,011,932

Specialty Retail (4.5%)
O’Reilly Automotive Inc. [q]	16,459	19,517,082
Ross Stores Inc.	123,305	18,652,347

		38,169,429

Technology Hardware, Storage & Peripherals (2.6%)
Western Digital Corp. [q]	368,651	21,982,659

Total investment in equities (99.3%) (cost $596,744,056)		836,304,578

Audited Financial Statements • 2024

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.1%) a
Beneficial State Bank	4.00%	01/15/2025	250,000	249,617
Citizens Trust Bank	1.00%	01/14/2025	200,000	199,716

				449,333

Certificates of Deposit Account Registry Service (0.1%) a
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 235,500; Frontier Bank, par 141,898; Solera National Bank, par 122,602; (cost $496,099)	4.18%	03/13/2025	500,000	496,099

Community Development Loans (0.0%) a
Root Capital Inc.	1.00%	02/01/2025	100,000	99,492

Time Deposits (0.6%)
JPMorgan Chase, New York	3.68%	01/02/2025	5,325,069	5,325,069

Total short-term securities (0.8%) (cost $6,369,993)				6,369,993

Total securities (100.1%) (cost $603,114,049)				842,674,571

Other assets and liabilities (-0.1%)				(714,281)

Total net assets (100.0%)				841,960,290

q This security is non-income producing.
a Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc Public Limited Company

Audited Financial Statements • 2024

Parnassus Fixed Income Fund

Portfolio of Investments as of December 31, 2024

Exchange-Traded Funds	Interest Rate	Maturity Date	Shares	Market Value ($)

Mortgage Real Estate Investment Trusts (4.9%)
iShares MBS ETF			155,000	14,210,400

Total investment in Exchange-Traded Funds (4.9%) (cost $14,004,458)				14,210,400

Preferred Stocks

Capital Markets (0.6%)
Morgan Stanley	4.25%	01/15/2027	100,000	1,841,000

Total investment in Preferred Stocks (0.6%) (cost $2,105,029)				1,841,000

Corporate Bonds			Principal Amount ($)

Air Freight & Logistics (1.9%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	3,000,000	2,921,539
FedEx Corp.	4.25%	05/15/2030	1,500,000	1,452,934
FedEx Corp.	4.75%	11/15/2045	1,500,000	1,287,974

				5,662,447

Airlines (1.7%)
Alaska Airlines 2020-1 Class B Pass Through Trust, Class B l	8.00%	08/15/2025	1,886,816	1,903,797
Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	3,013,634

				4,917,431

Auto Components (1.0%)
APTIV plc	5.40%	03/15/2049	2,500,000	2,147,407
APTIV plc	4.15%	05/01/2052	1,000,000	712,265

				2,859,672

Banks (1.5%)
Bank of America Corp.	3.85%	03/08/2037	1,750,000	1,550,432
Citigroup Inc.	2.01%	01/25/2026	2,750,000	2,743,873

				4,294,305

Building Products (0.9%)
Masco Corp.	4.50%	05/15/2047	3,260,000	2,666,332

Capital Markets (1.0%)
The Charles Schwab Corp.	4.00%	06/01/2026	3,000,000	2,904,616

Chemicals (1.5%)
International Flavors & Fragrances Inc.	5.00%	09/26/2048	3,300,000	2,835,360
The Sherwin-Williams Co.	4.50%	06/01/2047	2,000,000	1,684,010

				4,519,370

Commercial Services & Supplies (1.0%)
CCO Holdings LLC / CCO Holdings Capital Corp. [l]	4.75%	03/01/2030	3,000,000	2,739,499

Consumer Finance (0.6%)
Capital One Financial Corp.	2.62%	11/02/2032	2,000,000	1,656,308

Audited Financial Statements • 2024

Parnassus Fixed Income Fund

Portfolio of Investments as of December 31, 2024 (continued)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Diversified Financial Services (4.8%)
Ares Finance Co. III LLC [l]	4.13%	06/30/2051	2,500,000	2,395,612
Fiserv Inc.	5.60%	03/02/2033	2,500,000	2,533,608
Global Payments Inc.	5.95%	08/15/2052	3,000,000	2,912,240
The Bank of New York Mellon Corp.	3.75%	10/31/2026	3,000,000	2,835,225
Truist Financial Corp.	5.13%	12/15/2027	3,500,000	3,419,906

				14,096,591

Diversified Telecommunication Services (0.9%)
Verizon Communications Inc.	2.85%	09/03/2041	3,750,000	2,594,729

Electric Utilities (1.9%)
Dominion Energy Inc.	2.25%	08/15/2031	3,000,000	2,497,995
Public Service Co. of Oklahoma	2.20%	08/15/2031	3,500,000	2,895,701

				5,393,696

Electronic Equipment, Instruments & Components (0.9%)
Trimble Inc.	6.10%	03/15/2033	2,500,000	2,596,568

Equity Real Estate Investment Trusts (3.1%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	2,250,000	1,794,302
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,500,000	1,289,426
American Tower Corp.	3.70%	10/15/2049	4,000,000	2,901,439
SBA Communications Corp.	3.88%	02/15/2027	3,000,000	2,876,025

				8,861,192

Food & Staples Retailing (0.9%)
Sysco Corp.	2.40%	02/15/2030	3,000,000	2,646,090

Food Products (1.1%)
McCormick & Co., Inc.	2.50%	04/15/2030	3,500,000	3,095,244

Health Care Equipment & Supplies (1.8%)
Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,502,336
Becton, Dickinson and Co.	4.69%	12/15/2044	3,000,000	2,595,430

				5,097,766

Hotels, Restaurants & Leisure (0.9%)
Yum! Brands Inc.	4.63%	01/31/2032	3,000,000	2,772,095

Insurance (0.5%)
The Progressive Corp.	3.20%	03/26/2030	1,500,000	1,385,811

Life Sciences Tools & Services (1.0%)
Agilent Technologies Inc.	2.75%	09/15/2029	3,250,000	2,952,179

Machinery (2.0%)
Pentair Finance SA	4.50%	07/01/2029	3,000,000	2,916,729
Xylem Inc.	2.25%	01/30/2031	3,500,000	2,983,933

				5,900,662

Pharmaceuticals (1.0%)
Merck & Co., Inc.	1.90%	12/10/2028	3,250,000	2,931,836

Real Estate Investment Trust (1.0%)
Prologis LP	2.88%	11/15/2029	3,250,000	2,974,906

Audited Financial Statements • 2024

Parnassus Fixed Income Fund

Portfolio of Investments as of December 31, 2024 (continued)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Road & Rail (0.5%)
Canadian Pacific Railway Co.	2.88%	11/15/2029	1,500,000	1,368,722

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	4.15%	08/05/2032	3,200,000	2,912,895
Micron Technology Inc.	2.70%	04/15/2032	3,500,000	2,934,314
Qorvo Inc. [l]	3.38%	04/01/2031	3,250,000	2,779,568

				8,626,777

Software (2.9%)
Autodesk Inc.	2.40%	12/15/2031	3,500,000	2,941,269
Oracle Corp.	6.13%	07/08/2039	2,750,000	2,848,584
Roper Technologies Inc.	2.95%	09/15/2029	3,000,000	2,740,530

				8,530,383

Specialty Retail (2.9%)
Lowe’s Companies, Inc.	2.80%	09/15/2041	3,750,000	2,575,442
O’Reilly Automotive Inc.	4.20%	04/01/2030	3,000,000	2,883,730
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,923,862

				8,383,034

Textiles, Apparel & Luxury Goods (0.7%)
VF Corp.	6.00%	10/15/2033	2,000,000	1,920,177

Transportation Infrastructure (0.9%)
Avantor Funding Inc. [l]	4.63%	07/15/2028	2,750,000	2,624,886

Wireless Telecommunication Services (0.9%)
T-Mobile USA Inc.	4.38%	04/15/2040	3,000,000	2,602,401

Total investment in Corporate Bonds (44.7%) (cost $136,759,284)				129,575,725

Supranational Bonds
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,993,301
European Investment Bank	1.63%	10/09/2029	2,000,000	1,759,684
European Investment Bank	0.75%	09/23/2030	2,000,000	1,626,337
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,953,753
International Bank for Reconstruction & Development	4.00%	01/10/2031	3,000,000	2,909,828
International Bank for Reconstruction & Development	4.50%	04/10/2031	3,000,000	2,989,304
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,135,743
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,826,512
International Finance Corp.	4.38%	01/15/2027	4,000,000	3,996,780

Total investment in Supranational Bonds (10.1%) (cost $30,992,879)				29,191,242

U.S. Government Agency Bonds
Fannie Mae Pool BY0205	5.50%	05/01/2053	1,727,953	1,705,382
Fannie Mae Pool BY4185	5.00%	07/01/2053	2,315,161	2,237,110
Fannie Mae Pool DA0007	5.50%	09/01/2053	3,755,551	3,706,378
Fannie Mae Pool DB6905	6.00%	07/01/2054	2,383,981	2,396,799
Fannie Mae Pool FS4736	6.50%	05/01/2053	2,850,667	2,920,424

Audited Financial Statements • 2024

Parnassus Fixed Income Fund

Portfolio of Investments as of December 31, 2024 (continued)

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Fannie Mae Pool FS6916	5.00%	06/01/2053	1,887,960	1,826,211
Fannie Mae Pool MA4379	2.50%	07/01/2051	2,203,356	1,809,058
Fannie Mae Pool MA4709	5.00%	07/01/2052	1,623,181	1,569,785
Fannie Mae Pool MA5216	6.00%	12/01/2053	3,323,185	3,342,027
Fannie Mae Pool MA5444	5.50%	08/01/2054	2,418,472	2,386,804
Fannie Mae Pool MA5550	4.00%	12/01/2054	2,990,237	2,734,742
Freddie Mac Pool SD8315	5.00%	04/01/2053	2,681,288	2,593,589
Freddie Mac Pool SD8431	5.50%	05/01/2054	2,309,173	2,278,936
Ginnie Mae II Pool MA8348	5.00%	10/20/2052	2,098,955	2,043,375
Ginnie Mae II Pool MA9665	4.00%	05/20/2054	2,947,117	2,715,205

Total investment in U.S. Government Agency Bonds (12.5%) (cost $36,755,366)				36,265,825

U.S. Government Treasury Bonds
U.S. Treasury	3.88%	03/31/2025	3,250,000	3,246,674
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,961,738
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,948,648
U.S. Treasury	0.38%	12/31/2025	2,500,000	2,407,285
U.S. Treasury	3.63%	05/15/2026	3,000,000	2,975,156
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,928,203
U.S. Treasury	4.63%	10/15/2026	3,500,000	3,521,191
U.S. Treasury	4.25%	11/30/2026	3,000,000	2,999,180
U.S. Treasury	3.75%	08/15/2027	3,000,000	2,961,563
U.S. Treasury	3.63%	03/31/2028	2,500,000	2,448,242
U.S. Treasury	4.63%	09/30/2028	3,000,000	3,027,656
U.S. Treasury	3.63%	08/31/2029	3,000,000	2,904,375
U.S. Treasury	3.75%	05/31/2030	2,500,000	2,419,434
U.S. Treasury	4.13%	10/31/2031	3,000,000	2,936,250
U.S. Treasury	4.13%	11/30/2031	3,000,000	2,935,781
U.S. Treasury	4.13%	11/15/2032	2,500,000	2,438,379
U.S. Treasury	3.50%	02/15/2033	3,000,000	2,791,055
U.S. Treasury	3.38%	05/15/2033	1,500,000	1,378,594
U.S. Treasury	4.38%	05/15/2034	2,500,000	2,462,109
U.S. Treasury	3.25%	05/15/2042	4,000,000	3,257,188
U.S. Treasury	4.00%	11/15/2042	4,500,000	4,053,340
U.S. Treasury	4.38%	08/15/2043	3,500,000	3,296,699
U.S. Treasury	4.75%	11/15/2043	2,000,000	1,976,797
U.S. Treasury	4.63%	05/15/2044	3,000,000	2,911,406
U.S. Treasury	2.00%	02/15/2050	2,000,000	1,163,359
U.S. Treasury	1.25%	05/15/2050	3,500,000	1,662,500
U.S. Treasury	4.63%	05/15/2054	2,000,000	1,946,563

Total investment in U.S. Government Treasury Bonds (24.5%) (cost $74,135,457)				70,959,365

Total investment in long-term securities (97.3%) (cost $294,752,473)				282,043,557

Short-Term Securities

Government Obligations (1.4%)
United States Treasury Bill	4.46%	03/25/2025	4,000,000	3,959,475

Audited Financial Statements • 2024

Parnassus Fixed Income Fund

Portfolio of Investments as of December 31, 2024 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.7%)
JPMorgan Chase, New York	3.68%	01/02/2025	2,122,129	2,122,129

Total short-term securities (2.1%) (cost $6,081,604)				6,081,604

Total securities (99.4%) (cost $300,834,077)				288,125,161

Other assets and liabilities (0.6%)				1,614,144

Total net assets (100.0%)				289,739,305

[l] Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $12,443,362, which is 4.29% of net assets.

MBS Mortgage-Backed Securities
ETF Exchange-Traded Fund
plc Public Limited Company
LLC Limited Liability Company
SA Société Anonyme
LP Limited Partnership

Audited Financial Statements • 2024

Statement of Assets and Liabilities

December 31, 2024

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Assets

Investments in stocks, exchange-traded funds and bonds, at market value – Unaffiliated (cost $19,779,719,541, $49,646,353, $3,649,414,570, $2,174,314,987, $596,744,056 and $294,752,473)	$28,106,217,272	$63,107,762	$4,667,324,138

Investments in stocks, at market value – Affiliated

(cost of $894,147,563, $0, $133,585,880, $49,009,264, $0 and $0)	682,282,320	-	127,249,357

Investments in short-term securities

(at cost which approximates market value)	250,342,414	374,787	51,176,999

Cash	447,408	778	62,425

Receivables

Dividends and interest	15,776,472	13,545	4,920,898

Capital shares sold	16,998,841	261,061	2,105,789

Other assets	285,524	37,296	68,227

Total assets	$29,072,350,251	$63,795,229	$4,852,907,833

Liabilities

Payable upon return of loaned securities	-	-	18,925,463

Capital shares redeemed	38,521,914	23,838	5,488,371

Fees payable to Parnassus Investments	15,231,775	10,747	2,734,324

Accounts payable and accrued expenses	2,172,088	58,063	568,749

Total liabilities	$55,925,777	$92,648	$27,716,907

Net assets	$29,016,424,474	$63,702,581	$4,825,190,926

Net assets consist of

Capital paid-in	19,331,841,887	49,491,429	3,722,377,587

Total Distributable Earnings	9,684,582,587	14,211,152	1,102,813,339

Total net assets	$29,016,424,474	$63,702,581	$4,825,190,926

Net asset value and offering per share

Net assets investor shares	$13,311,327,311	$22,969,985	$3,118,642,368

Net assets institutional shares	$15,705,097,163	$40,732,596	$1,706,548,558

Shares outstanding investor shares	223,443,816	893,206	59,463,278

Shares outstanding institutional shares	262,833,479	1,579,717	32,449,705

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)

Investor shares	$59.57	$25.72	$52.45

Institutional shares	$59.75	$25.78	$52.59

Audited Financial Statements • 2024

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus Fixed Income Fund

$2,772,798,485	$836,304,578	$282,043,557

46,147,614	–	–

35,220,695	6,369,993	6,081,604

30,666	17,894	9,383

1,266,956	214,822	2,364,140

2,536,189	98,166	30,941

52,469	21,537	15,280

$2,858,053,074	$843,026,990	$290,544,905

9,686,000	–	–

3,370,267	309,577	559,437

1,934,934	484,894	81,797

620,100	272,229	164,366

$15,611,301	$1,066,700	$805,600

$2,842,441,773	$841,960,290	$289,739,305

2,188,875,242	561,741,019	359,978,882

653,566,531	280,219,271	(70,239,577)

$2,842,441,773	$841,960,290	$289,739,305

$1,265,448,794	$647,286,328	$107,490,978

$1,576,992,979	$194,673,962	$182,248,327

33,829,168	11,259,700	7,357,910

41,953,135	3,365,106	12,461,253

$37.41	$57.49	$14.61

$37.59	$57.85	$14.63

Audited Financial Statements • 2024

Statement of Operations

Year Ended December 31, 2024

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Investment income

Dividends – Unaffiliated	$321,432,870	$263,389	$91,090,941

Dividends – Affiliated	11,024,579	-	1,881,538

Interest	10,059,041	27,808	1,440,728

Securities lending	5,963	-	87,104

Other income	-	1,956	-

Foreign withholding tax	(3,820,201)	(3,719)	(1,165,833)

Total investment income	$338,702,252	$289,434	$93,334,478

Expenses

Investment advisory fees	168,773,182	360,314	33,120,729

Transfer agent fees

Investor Shares	196,640	31,194	129,223

Institutional Shares	103,029	33,946	55,577

Fund administration	9,228,750	15,319	1,551,395

Service provider fees	26,824,728	23,069	6,250,470

Reports to shareholders	875,194	11,706	210,366

Registration fees and expenses	296,653	48,024	135,776

Custody fees	1,038,813	7,985	119,417

Overdraft charges	2,790	-	19,701

Professional fees	385,518	64,661	106,462

Trustee fees and expenses	954,821	1,441	161,169

Proxy voting fees	3,844	3,844	3,844

Pricing service fees	8,096	8,096	8,096

Other expenses	259,607	10,821	54,600

Total expenses	$208,951,665	$620,420	$41,926,825

Fees waived and expenses reimbursed by Parnassus Investments	(392,679)	(274,518)	(1,943,811)

Net expenses	$208,558,986	$345,902	$39,983,014

Net investment income (loss)	$130,143,266	$(56,468)	$53,351,464

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from securities transactions – Unaffiliated	3,854,451,195	3,933,390	468,796,281

Net realized (loss) from securities transactions – Affiliated	(63,344,577)	-	(440,987)

Net change in unrealized appreciation (depreciation) of securities – Unaffiliated	1,115,624,309	6,878,480	54,324,463

Net change in unrealized appreciation (depreciation) of securities – Affiliated	36,584,432	-	(2,671,348)

Net realized and unrealized gain (loss) on securities	$4,943,315,359	$10,811,870	$520,008,409

Net increase in net assets resulting from operations	$5,073,458,625	$10,755,402	$573,359,873

Audited Financial Statements • 2024

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus Fixed Income Fund

$35,497,847	$3,678,514	$923,327

784,659	-	-

1,427,938	357,409	10,917,862

7,179	2,649	1,002

29	-	-

(369,661)	(27,086)	-

$37,347,991	$4,011,486	$11,842,191

24,083,643	5,259,826	1,379,357

86,324	168,493	75,151

46,982	38,635	36,889

1,051,035	264,484	88,291

2,329,480	703,106	170,277

490,559	21,440	10,801

183,210	65,600	57,252

81,901	18,867	8,118

26,433	5,037	-

113,683	80,201	80,180

126,337	27,961	9,173

3,844	3,844	-

8,096	8,096	10,343

57,853	18,875	13,643

$28,689,380	$6,684,465	$1,939,475

(546,821)	(100,492)	(617,289)

$28,142,559	$6,583,973	$1,322,186

$9,205,432	$(2,572,487)	$10,520,005

474,195,040	93,637,892	(4,656,123)

(57,676,762)	(361,063)	-

(162,686,337)	(4,956,478)	(344,596)

57,146,236	(49,167)	-

$310,978,177	$88,271,184	$(5,000,719)

$320,183,609	$85,698,697	$5,519,286

Audited Financial Statements • 2024

Statement of Changes in Net Assets

December 31, 2024

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

Investment income from operations

Net investment income (loss)	$130,143,266	$175,651,833	$(56,468)	$53,147	$53,351,464	$62,495,567

Net realized gain (loss) from securities transactions	3,791,106,618	1,883,613,738	3,933,390	603,573	468,355,294	73,680,697

Net change in unrealized appreciation (depreciation) of securities	1,152,208,741	3,729,624,120	6,878,480	6,623,223	51,653,115	471,396,606

Increase in net assets resulting from operations	$5,073,458,625	$5,788,889,691	$10,755,402	$7,279,943	$573,359,873	$607,572,870

Net Dividends and Distributions

Investor Shares	(1,249,928,135)	(748,675,071)	(1,111,785)	(118,942)	(244,642,673)	(57,508,798)

Institutional Shares	(1,504,581,349)	(885,452,302)	(2,012,799)	(392,106)	(137,513,890)	(32,490,513)

Distributions to shareholders	$(2,754,509,484)	$(1,634,127,373)	$(3,124,584)	$(511,048)	$(382,156,563)	$(89,999,311)

Capital share transactions

Investor Shares

Proceeds from sale of shares	1,185,905,654	1,429,730,222	16,920,128	7,561,832	380,278,384	568,039,536

Reinvestment of dividends	1,239,789,740	742,926,535	1,094,552	117,437	239,679,370	56,362,215

Shares repurchased	(3,105,781,656)	(2,351,510,214)	(5,411,110)	(936,797)	(898,939,078)	(791,711,396)

Institutional Shares

Proceeds from sale of shares	2,600,890,321	2,765,300,719	12,516,237	6,109,966	328,377,689	370,760,683

Reinvestment of dividends	1,403,587,617	824,897,458	2,012,799	389,407	119,635,361	27,806,425

Shares repurchased	(4,425,251,268)	(3,677,956,769)	(1,596,263)	(275,880)	(455,424,142)	(434,725,087)

Increase (decrease) in net assets from capital share transactions	(1,100,859,592)	(266,612,049)	25,536,343	12,965,965	(286,392,416)	(203,467,624)

Increase (decrease) in net assets	$1,218,089,549	$3,888,150,269	$33,167,161	$19,734,860	$(95,189,106)	$314,105,935

Net Assets

Beginning of year	27,798,334,925	23,910,184,656	30,535,420	10,800,560	4,920,380,032	4,606,274,097

End of year	$29,016,424,474	$27,798,334,925	$63,702,581	$30,535,420	$4,825,190,926	$4,920,380,032

Shares issued and redeemed

Investor Shares

Shares sold	19,551,553	27,589,143	695,630	403,821	7,048,138	12,182,448

Shares issued through dividend reinvestment	20,010,422	14,200,348	40,965	5,608	4,346,120	1,161,573

Shares repurchased	(50,716,521)	(45,353,199)	(219,336)	(48,693)	(16,585,105)	(16,896,050)

Institutional Shares

Shares sold	42,889,201	53,206,007	510,879	346,058	6,033,600	7,868,346

Shares issued through dividend reinvestment	22,580,225	15,720,432	75,129	18,596	2,162,863	570,584

Shares repurchased	(71,700,023)	(70,675,669)	(63,742)	(14,536)	(8,387,342)	(9,269,262)

Net increase (decrease) in shares outstanding

Investor Shares	(11,154,546)	(3,563,708)	517,259	360,736	(5,190,847)	(3,552,029)

Institutional Shares	(6,230,597)	(1,749,230)	522,266	350,118	(190,879)	(830,332)

Audited Financial Statements • 2024

Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus Fixed Income Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$9,205,432	$24,250,221	$(2,572,487)	$(2,017,466)	$10,520,005	$9,133,639

416,518,278	98,054,588	93,276,829	33,041,887	(4,656,123)	(17,069,548)

(105,540,101)	515,546,777	(5,005,645)	192,813,842	(344,596)	25,853,643

$320,183,609	$637,851,586	$85,698,697	$223,838,263	$5,519,286	$17,917,734

(119,700,643)	(35,431,185)	(45,276,787)	(17,988,852)	(4,156,404)	(4,001,945)

(152,885,979)	(96,571,449)	(13,512,059)	(4,910,790)	(6,694,408)	(4,970,263)

$(272,586,622)	$(132,002,634)	$(58,788,846)	$(22,899,642)	$(10,850,812)	$(8,972,208)

112,382,786	165,924,493	27,067,157	27,028,916	12,412,965	19,600,024

117,978,275	34,261,123	44,272,513	17,626,660	4,012,637	3,865,642

(458,248,133)	(843,213,613)	(90,484,658)	(70,413,362)	(25,685,727)	(40,475,030)

230,699,125	885,175,226	21,005,542	16,472,593	47,256,969	43,570,687

132,926,972	88,763,680	12,595,641	4,589,891	6,175,669	4,607,953

(2,739,694,715)	(1,515,164,518)	(27,685,781)	(26,449,136)	(29,518,206)	(38,123,601)

(2,603,955,690)	(1,184,253,609)	(13,229,586)	(31,144,438)	14,654,307	(6,954,325)

$(2,556,358,703)	$(678,404,657)	$13,680,265	$169,794,183	$9,322,781	$1,991,201

5,398,800,476	6,077,205,133	828,280,025	658,485,842	280,416,524	278,425,323

$2,842,441,773	$5,398,800,476	$841,960,290	$828,280,025	$289,739,305	$280,416,524

2,833,761	4,788,590	457,586	548,287	842,301	1,350,182

2,960,505	992,424	715,573	352,181	272,889	267,847

(11,620,763)	(24,399,581)	(1,525,494)	(1,450,794)	(1,749,871)	(2,819,587)

5,867,469	25,476,890	351,648	327,727	3,201,130	3,024,457

3,320,012	2,546,029	202,307	91,287	419,425	319,129

(72,036,254)	(43,818,164)	(467,419)	(542,010)	(2,002,750)	(2,638,092)

(5,826,497)	(18,618,567)	(352,335)	(550,326)	(634,681)	(1,201,558)

(62,848,773)	(15,795,245)	86,536	(122,996)	1,617,805	705,494

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2024

Notes to Financial Statements

1. Organization

The Parnassus Funds are comprised of two Trusts, the Parnassus Funds trust and the Parnassus Income Funds trust (collectively the “Trusts”), organized as Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Parnassus Funds are comprised of six separate funds (each a “Fund” and, collectively, the “Funds”). The Parnassus Funds trust includes the Parnassus Mid Cap Growth Fund, which commenced operations on December 27, 1984, the Parnassus Value Equity Fund and the Parnassus Mid Cap Fund, both of which commenced operations on April 29, 2005, and the Parnassus Growth Equity Fund which commenced operation on December 28, 2022. The Parnassus Income Funds trust includes the Parnassus Core Equity Fund and the Parnassus Fixed Income Fund, both of which commenced operations on August 31, 1992, as well as the Parnassus ETFs which are presented in separate financial statements. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits, community development loans, certificates of deposit and money market funds.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in-first-out for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Class Allocations

Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as broker service fees, and administrative and shareholder service fees, are charged directly to the respective share class.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Parnassus Core Equity Fund pays income dividends quarterly and capital-gain dividends annually. The Parnassus Fixed Income Fund pays income dividends monthly and capital-gain dividends annually. The other Funds pay income and capital-gain dividends annually.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of each Trust (collectively, the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and exchange-traded funds that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Investments in registered investment

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

companies that are not listed or traded on a national securities exchange are valued at their net asset value.

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Mortgage-backed and asset-backed securities are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include standard inputs and cashflows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information.

As noted above, investments where market quotations are not readily available are priced at their fair value, in accordance with fair value methodologies established by the Valuation Designee. These investments include certificates of deposit and community development loans. These investments carry interest rates ranging from 0.05% to 4.60% with maturities of one year or less. In determining fair value, the Valuation Designee may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit, community development loans and other community development investments as an estimate of potential penalties for early withdrawal.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1—unadjusted quoted prices in active markets for identical investments, Level 2—other significant observable inputs (including quoted prices for similar investments) and Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Securities Lending

The Parnassus Funds have entered into an agreement with Brown Brothers Harriman & Co., (the “Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds negotiated lenders’ fees and the Funds receive cash or other collateral in an amount equal to at least 102% of the market value of the loaned securities. The borrower of securities is at all times required to post collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned.

The Agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the Agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest applicable collateral, or, upon an event of default, resell or re-pledge the collateral.

The Funds retained beneficial ownership and all economic benefits in the securities they have loaned and continue to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but do not have the proxy voting rights with respect to loaned securities. The portfolio managers of the Funds have the responsibility to request that the securities lending agent call back securities which are out on loan to vote

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

on material matters and it is the Funds’ policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio managers, the Funds or their securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is presented in the Statement of Operations. Cash collateral received by the Funds is reflected as an asset in the Portfolio of Investments (securities purchased with cash collateral from securities lending). The related liability (payable upon return of securities loaned) is presented in the Statement of Assets and Liabilities.

As of December 31, 2024, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under the Agreement:

Parnassus Value Equity Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	4,879,099	(4,879,099)	-
BNP Paribas Securities Corp.	7,751,025	(7,751,025)	-
Morgan Stanley & Co., LLC	5,614,000	(5,614,000)	-
National Financial Services LLC	238,728	(238,728)	-
Total	18,482,852	(18,482,852)	-

Parnassus Mid Cap Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BofA Securities Inc.	9,375,380	(9,375,380)	-
Total	9,375,380	(9,375,380)	-

1 Collateral values of $18,925,463 and $9,686,000 have been received in connection with securities lending agreements for Parnassus Value Equity Fund and Parnassus Mid Cap Fund, respectively. Collateral received in excess of the value of the securities loaned from the individual counterparty is shown for financial reporting purposes in the Funds’ financial statements.

As of December 31, 2024, the contractual maturity date is overnight and continuous for the gross obligation of the equity securities on loan in the Parnassus Value Equity Fund of $18,925,463 and in the Parnassus Mid Cap Fund of $9,686,000.

Community Development Investment Programs

The Parnassus Funds may each invest up to 2% of their assets in community investments and community-development loan funds. Each of the Funds may invest in obligations issued by community loan funds at below-market interest rates if the projects financed have a positive social impact, as determined by the Adviser. Generally, there is no secondary market on loan funds and thus loan funds are considered illiquid.

As part of our community development investment program, the Parnassus Core Equity Fund, Parnassus Value Equity Fund and Parnassus Mid Cap Growth Fund have entered into an agreement for fund investments through the Certificate of Deposit Account Registry Service (“CDARS”) network. The CDARS network allows members to place funds in time deposits with depository institutions whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”). Provisions stipulate that participating institutions are FDIC insured; however, in the event of default or bankruptcy by any party to the agreement, the proceeds of the investment may be delayed or subject to legal proceedings and are subject to FDIC limits. While certain investments of the Funds may be bank deposits and may be covered by FDIC insurance, the Funds are themselves not covered by FDIC insurance.

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Notes to Financial Statements (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus Funds may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Investing Outside the U.S.

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trusts’ organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trusts. Additionally, the Trusts have a variety of indemnification obligations under contracts with service providers. The Trusts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trusts that have not yet occurred.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

Statement of Operations. During the year, the Funds did not incur interest or penalties. As of December 31, 2024, the Funds had no tax examinations or audits in progress.

Tax Matters and Distributions

As of December 31, 2024, the cost of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus Fixed Income Fund
Cost of investment	$20,938,635,897	$50,036,146	$3,842,978,843	$2,264,037,116	$603,545,773	$301,512,299
Gross unrealized appreciation	$8,525,610,036	$14,101,141	$1,187,111,019	$666,571,234	$245,579,126	$2,183,078
Gross unrealized depreciation	$(425,403,927)	$(654,738)	$(184,339,368)	$(76,441,556)	$(6,450,328)	$(15,570,216)
Net unrealized appreciation (depreciation)	$8,100,206,109	$13,446,403	$1,002,771,651	$590,129,678	$239,128,798	$(13,387,138)
Distributable earnings – ordinary income	$2,311,315	$–	$2,469,087	$861,767	$–	$(108,925)
Distributable earnings – long-term capital gains	$1,567,638,784	$749,743	$88,771,231	$57,082,917	$40,658,750	$(57,421,735)
Undistributed earnings – ordinary income	$–	$140,070	$2,543,067	$50,095,572	$–	$47,243
Undistributed earnings – long-term capital gains	$1,584,376,478	$624,679	$97,498,645	$13,341,282	$41,090,474	$–

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
Distributions paid from:	2024	2023	2024	2023	2024	2023
Ordinary Income	$141,221,060	$184,140,171	$584,753	$511,048	$71,781,455	$62,002,368
Long-term capital gains	$2,613,288,424	$1,449,987,202	$2,539,831	$–	$310,375,108	$27,996,943
Total distributions	$2,754,509,484	$1,634,127,373	$3,124,584	$511,048	$382,156,563	$89,999,311

	Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus Fixed Income Fund
Distributions paid from:	2024	2023	2024	2023	2024	2023
Ordinary Income	$139,846,151	$26,996,519	$–	$–	$10,850,812	$8,972,208
Long-term capital gains	$132,740,471	$105,006,115	$58,788,846	$22,899,642	$–	$–
Total distributions	$272,586,622	$132,002,634	$58,788,846	$22,899,642	$10,850,812	$8,972,208

Net unrealized gain/loss differ for financial statement and income tax purposes primarily due to differing treatments of wash sales and return of capital distributions from real estate investment trusts (“REITS”). Reclassifications as shown in the following table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2024. Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, primarily relate to the utilization of

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under Federal tax rules versus GAAP.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of December 31, 2024, Parnassus Fixed Income Fund had a net short-term capital loss carry forward of $11,307,891 and a net long-term capital loss carry forward of $45,591,791 .

Fund	Increase/Decrease in Total Distributable Earnings	Increase/Decrease in Aggregate Capital Paid-In
Parnassus Core Equity Fund	$(213,141,688)	$213,141,688
Parnassus Growth Equity Fund	(171,432)	171,432
Parnassus Value Equity Fund	(52,043,868)	52,043,868
Parnassus Mid Cap Fund	(152,070,659)	152,070,659
Parnassus Mid Cap Growth Fund	(1,638,438)	1,638,438

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of December 31, 2024, that are valued at fair value on a recurring basis:

Parnassus Core Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$1,864,557,132	$-	$-	$1,864,557,132

Consumer Discretionary	3,336,154,214	-	-	3,336,154,214

Consumer Staples	975,856,355	-	-	975,856,355

Financials	4,576,621,352	-	-	4,576,621,352

Health Care	3,405,574,284	-	-	3,405,574,284

Industrials	3,245,980,445	-	-	3,245,980,445

Information Technology	8,596,634,760	-	-	8,596,634,760

Materials	1,870,457,611	-	-	1,870,457,611

Real Estate	916,663,439	-	-	916,663,439

Short-Term Investments	246,665,756	-	3,676,658	250,342,414
Total	$29,035,165,348	$-	$3,676,658	$29,038,842,006

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

Parnassus Growth Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$5,105,095	$-	$-	$5,105,095

Consumer Discretionary	6,461,693	-	-	6,461,693

Consumer Staples	1,245,211	-	-	1,245,211

Financials	7,066,376	-	-	7,066,376

Health Care	8,106,987	-	-	8,106,987

Industrials	2,451,725	-	-	2,451,725

Information Technology	30,078,470	-	-	30,078,470

Materials	1,800,348	-	-	1,800,348

Real Estate	791,857	-	-	791,857

Short-Term Investments	374,787	-	-	374,787
Total	$63,482,549	$-	$-	$63,482,549

Parnassus Value Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$347,992,728	$-	$-	$347,992,728

Consumer Discretionary	418,857,219	-	-	418,857,219

Consumer Staples	156,030,240	-	-	156,030,240

Financials	1,233,910,416	-	-	1,233,910,416

Health Care	886,173,341	-	-	886,173,341

Industrials	475,031,306	-	-	475,031,306

Information Technology	799,967,087	-	-	799,967,087

Materials	127,249,357	-	-	127,249,357

Real Estate	275,574,934	-	-	275,574,934

Utilities	73,786,867	-	-	73,786,867

Short-Term Investments	50,086,564	-	1,090,435	51,176,999
Total	$4,844,660,059	$-	$1,090,435	$4,845,750,494

Parnassus Mid Cap Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$77,475,541	$-	$-	$77,475,541

Consumer Discretionary	337,128,300	-	-	337,128,300

Financials	551,817,190	-	-	551,817,190

Health Care	185,186,595	-	-	185,186,595

Industrials	702,814,953	-	-	702,814,953

Information Technology	674,804,188	-	-	674,804,188

Materials	99,272,894	-	-	99,272,894

Real Estate	156,113,242	-	-	156,113,242

Utilities	34,333,196	-	-	34,333,196

Short-Term Investments	34,474,663	-	746,032	35,220,695
Total	$2,853,420,762	$-	$746,032	$2,854,166,794

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

Parnassus Mid Cap Growth Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$23,954,494	$-	$-	$23,954,494

Consumer Discretionary	115,822,603	-	-	115,822,603

Financials	71,024,370	-	-	71,024,370

Health Care	98,237,254	-	-	98,237,254

Industrials	206,606,053	-	-	206,606,053

Information Technology	296,458,148	-	-	296,458,148

Materials	24,201,656	-	-	24,201,656

Short-Term Investments	5,325,069	-	1,044,924	6,369,993
Total	$841,629,647	$-	$1,044,924	$842,674,571

Parnassus Fixed Income Fund

Investment Securities	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$14,210,400	$-	$-	$14,210,400

Preferred Stock	1,841,000	-	-	1,841,000

Corporate Bonds	-	129,575,725	-	129,575,725

Supranational Bonds	-	29,191,242	-	29,191,242

U.S. Government Agency Bonds	-	36,265,825	-	36,265,825

U.S. Government Treasury Bonds	-	70,959,365	-	70,959,365

Short-Term Investments	2,122,129	3,959,475	-	6,081,604
Total	$18,173,529	$269,951,632	$-	$288,125,161

The following table reconciles the valuation of the Funds’ Level 3 investment securities and related transactions as of December 31, 2024:

	Parnassus Core Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus Fixed Income Fund
	Certificates of Deposit	Certificates of Deposit	Certificates of Deposit	Certificates of Deposit	Certificates of Deposit
	Community Development Loans	Community Development Loans		Community Development Loans

Balance as of December 31, 2023	$5,481,990	$1,332,661	$1,287,700	$1,336,632	$484,290

Discounts/premiums amortization	44,668	7,774	8,332	8,292	15,710

Purchases	3,700,000	1,100,000	750,000	1,050,000	-

Sales	(5,550,000)	(1,350,000)	(1,300,000)	(1,350,000)	(500,000)
Balance as of December 31, 2024	$3,676,658	$1,090,435	$746,032	$1,044,924	$-

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

The following table provides quantitative information about the Funds’ Level 3 fair value measurements:

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Range (Weighted Average)

Parnassus Core Equity Fund
Certificates of Deposit	$3,477,674	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$198,984	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

Parnassus Value Equity Fund
Certificates of Deposit	$990,943	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$99,492	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

Parnassus Mid Cap Fund
Certificates of Deposit	$746,032	Liquidity Discount	Discount for Lack of Marketability	4%

Parnassus Mid Cap Growth Fund
Certificates of Deposit	$945,432	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$99,492	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

The Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Board in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

8. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2024 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Equity Fund	$107,064,330	$9,930,863,946	$107,929,564	$13,605,267,898
Parnassus Growth Equity Fund	-	39,262,491	-	16,850,817
Parnassus Value Equity Fund	299,421	1,194,337,069	13,289,648	1,814,269,781
Parnassus Mid Cap Fund	-	1,479,120,529	118,212,546	4,177,710,258
Parnassus Mid Cap Growth Fund	-	349,443,586	7,970,434	416,128,531
Parnassus Fixed Income Fund	-	104,406,858	-	78,446,349

The above includes purchases and sales of U.S. Government securities in the amount of $65,829,262 and $17,518,137, respectively, within the Parnassus Fixed Income Fund.

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to a Fund, the Adviser is entitled to receive fees, payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Growth Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.84% of the net assets of the Parnassus Growth Equity Fund – Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund – Institutional Shares.

Parnassus Value Equity Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.65% of the amount above $500,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund – Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund – Institutional Shares.

Parnassus Mid Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75%

of the next $300,000,000 and 0.70% of the amount above $500,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.96% of the net assets of the Parnassus Mid Cap Fund – Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Fund – Institutional Shares.

Parnassus Mid Cap Growth Fund: 0.70% of the first $100,000,000, 0.65% of the next $100,000,000 and 0.60% of the amount above $200,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.80% of the net assets of the Parnassus Mid Cap Growth Fund – Investor Shares and to 0.68% of the net assets of the Parnassus Mid Cap Growth Fund – Institutional Shares.

Parnassus Core Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.82% of net assets of the Parnassus Core Equity Fund – Investor Shares and to 0.61% of net assets for the Parnassus Core Equity Fund – Institutional Shares.

Parnassus Fixed Income Fund: 0.50% of the first $200,000,000, 0.45% of the next $200,000,000 and 0.40% of the amount above $400,000,000. For the year ended December 31, 2024, Parnassus Investments has contractually agreed to limit total operating expenses to 0.58% of net assets for the Parnassus Fixed Income Fund – Investor Shares and to 0.39% of net assets for

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

the Parnassus Fixed Income Fund – Institutional Shares. Parnassus Investments has contractually agreed to waive 0.10% of its management fee for each class.

The Adviser also serves as the fund accounting and fund administration agent for the Funds. The fund administration fee reflects annual rates based on net assets for all funds managed by Parnassus Investments, including the Funds, and was allocated based on respective Fund net assets at the following annual rates: 0.08% of the first $500,000,000, 0.07% of the next $500,000,000 and 0.03% of the amount above $1,000,000,000. The fund administration services fee was 0.03% of average net assets under this agreement for the year ended December 31, 2024.

The Adviser has appointed Brown Brothers Harriman as a sub administrator to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub administrative services are paid by the Adviser and not the Funds. Custodian fees are paid by the Funds.

The Funds have a shareholder services agreement with Ultimus Financial Solutions under which the Funds compensate Ultimus Financial Solutions for providing transfer agent services to each of the Funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the year ended December 31, 2024, investments in “affiliated companies” were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Parnassus Core Equity Fund

Non-Controlled Affiliates								Dividends

Ball Corp.	$709,907,699	$107,064,330	$107,929,564	$(63,344,577)	$36,584,432	$682,282,320	12,375,881	$11,024,579

Total Affiliates	$709,907,699	$107,064,330	$107,929,564	$(63,344,577)	$36,584,432	$682,282,320	12,375,881	$11,024,579

Parnassus Value Equity Fund

Non-Controlled Affiliates								Dividends

Ball Corp.	$143,351,919	$299,421	$13,289,648	$(440,987)	$(2,671,348)	$127,249,357	2,308,169	$1,881,538

Total Affiliates	$143,351,919	$299,421	$13,289,648	$(440,987)	$(2,671,348)	$127,249,357	2,308,169	$1,881,538

Parnassus Mid Cap Fund

Non-Controlled Affiliates								Dividends

Ball Corp.	$164,890,686	$-	$118,212,546	$(57,676,762)	$57,146,236	$46,147,614	837,069	$784,659

Total Affiliates	$164,890,686	$-	$118,212,546	$(57,676,762)	$57,146,236	$46,147,614	837,069	$784,659

Parnassus Mid Cap Growth Fund

Non-Controlled Affiliates								Dividends

Ball Corp.	$8,380,664	$-	$7,970,434	$(361,063)	$(49,167)	$-	-	$-
Total Affiliates	$8,380,664	$-	$7,970,434	$(361,063)	$(49,167)	$-	-	$-

Audited Financial Statements • 2024

Notes to Financial Statements (continued)

11. Segment Reporting

During the year, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve disclosures around reportable segments and to enhance disclosure requirements about significant segment expenses that are regularly provided to a public entity’s chief operating decision maker (“CODM”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the CODM, and for which discrete financial information is available. Adoption of ASU 2023-07 had no impact on the Funds’ financial position or their results of operations.

Topic 280 requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The Funds’

President and Chief Executive Officer acts as the Funds’ CODM. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The CODM manages the allocation of resources in accordance with each Fund’s investment objective and strategies as set forth in its prospectus and evaluates total returns of the Funds versus their comparative benchmarks. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within each Funds’ financial statements and financial highlights.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment to or additional disclosure in the financial statements.

Audited Financial Statements • 2024

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for the year ended December 31, 2024 and each of the five years ended December 31 are as follows:

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Equity Fund – Investor Shares
2024	$55.11	$0.20	$10.22	$10.42	$(0.23)	$(5.73)	$(5.96)
2023	46.92	0.29	11.21	11.50	(0.31)	(3.00)	(3.31)
2022	63.41	0.23	(11.97)	(11.74)	(0.23)	(4.52)	(4.75)
2021	53.65	0.23	14.46	14.69	(0.53)	(4.40)	(4.93)
2020	47.03	0.33	9.44	9.77	(0.31)	(2.84)	(3.15)
Parnassus Core Equity Fund – Institutional Shares
2024	55.26	0.32	10.25	10.57	(0.35)	(5.73)	(6.08)
2023	47.03	0.40	11.25	11.65	(0.42)	(3.00)	(3.42)
2022	63.55	0.34	(12.00)	(11.66)	(0.34)	(4.52)	(4.86)
2021	53.75	0.36	14.49	14.85	(0.65)	(4.40)	(5.05)
2020	47.10	0.44	9.46	9.90	(0.41)	(2.84)	(3.25)
Parnassus Growth Equity Fund – Investor Shares
2024	21.30	(0.06)	5.82	5.76	-	(1.34)	(1.34)
2023	14.95	0.02	6.68	6.70	(0.35)	-	(0.35)
For the period ended December 31, 2022(d)	15.00	- (g)	(0.05)	(0.05)	-	-	-
Parnassus Growth Equity Fund – Institutional Shares
2024	21.30	(0.01)	5.83	5.82	-	(1.34)	(1.34)
2023	14.95	0.05	6.68	6.73	(0.38)	-	(0.38)
For the period ended December 31, 2022(d)	15.00	- (g)	(0.05)	(0.05)	-	-	-
Parnassus Value Equity Fund – Investor Shares
2024	50.54	0.54	5.70	6.24	(0.56)	(3.77)	(4.33)
2023	45.27	0.59	5.57	6.16	(0.60)	(0.29)	(0.89)
2022	54.03	0.53	(7.99)	(7.46)	(0.54)	(0.76)	(1.30)
2021	48.31	0.69	14.08	14.77	(0.97)	(8.08)	(9.05)
2020	38.18	0.28	10.19	10.47	(0.34)	-	(0.34)
Parnassus Value Equity Fund – Institutional Shares
2024	50.64	0.66	5.72	6.38	(0.66)	(3.77)	(4.43)
2023	45.36	0.70	5.58	6.28	(0.71)	(0.29)	(1.00)
2022	54.10	0.64	(8.00)	(7.36)	(0.62)	(0.76)	(1.38)
2021	48.36	0.80	14.11	14.91	(1.09)	(8.08)	(9.17)
2020	38.19	0.36	10.22	10.58	(0.41)	-	(0.41)
Parnassus Mid Cap Fund – Investor Shares
2024	37.25	0.07	3.80	3.87	(0.08)	(3.63)	(3.71)
2023	33.88	0.10	4.13	4.23	(0.14)	(0.72)	(0.86)
2022	45.20	0.03	(9.78)	(9.75)	-	(1.57)	(1.57)
2021	40.78	(0.04)	6.66	6.62	(0.01)	(2.19)	(2.20)
2020	35.63	0.12	5.18	5.30	(0.08)	(0.07)	(0.15)

Audited Financial Statements • 2024

Net Asset Value End of Year	Total Overall Return		Net Assets End of Year (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$59.57	18.52%		$13,311,327	0.81%		0.81%		0.33%	34.20%
55.11	24.93		12,929,826	0.82		0.82		0.56	29.01
46.92	(18.61)		11,173,977	0.85		0.82		0.42	39.63
63.41	27.55		15,405,636	0.82		0.82		0.38	25.82
53.65	21.19		11,906,386	0.84		0.84		0.69	37.15

59.75	18.75		15,705,097	0.61		0.61		0.53	34.20
55.26	25.21		14,868,509	0.62		0.61		0.77	29.01
47.03	(18.45)		12,736,208	0.62		0.61		0.64	39.63
63.55	27.81		16,869,763	0.61		0.61		0.60	25.82
53.75	21.47		11,320,933	0.62		0.62		0.91	37.15

25.72	26.85		22,970	1.40		0.84		(0.25)	34.89
21.30	44.82		8,006	2.89		0.84		0.10	34.94
14.95	(0.33	)(e)	227	7.83	(f)	0.84	(f)	3.52 (f)	-

25.78	27.13		40,733	1.18		0.63		(0.04)	34.89
21.30	45.09		22,529	1.86		0.63		0.30	34.94
14.95	(0.33	)(e)	10,573	2.30	(f)	0.63	(f)	3.11 (f)	-

52.45	12.01		3,118,642	0.91		0.88		0.99	24.08
50.54	13.70		3,267,439	0.93		0.88		1.26	30.19
45.27	(13.81)		3,008,001	0.92		0.88		1.11	32.36
54.03	31.12		3,768,904	0.90		0.90		1.20	37.22
48.31	27.42		2,238,344	0.94		0.94		0.75	52.77

52.59	12.27		1,706,549	0.71		0.65		1.22	24.08
50.64	13.94		1,652,941	0.72		0.65		1.49	30.19
45.36	(13.61)		1,518,273	0.72		0.65		1.35	32.36
54.10	31.37		1,654,506	0.71		0.71		1.39	37.22
48.36	27.72		1,025,590	0.73		0.71		0.96	52.77

37.41	9.99		1,265,449	0.95		0.95		0.17	43.55
37.25	12.67		1,477,106	0.98		0.96		0.28	42.45
33.88	(21.56)		1,974,198	0.97		0.96		0.09	47.52
45.20	16.39		3,155,696	0.96		0.96		(0.08)	34.76
40.78	14.88		2,749,355	0.98		0.98		0.34	41.00

Audited Financial Statements • 2024

Financial Highlights (continued)

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Mid Cap Fund – Institutional Shares
2024	$37.42	$0.14	$3.83	$3.97	$(0.17)	$(3.63)	$(3.80)
2023	34.02	0.17	4.16	4.33	(0.21)	(0.72)	(0.93)
2022	45.39	0.11	(9.83)	(9.72)	(0.08)	(1.57)	(1.65)
2021	40.87	0.05	6.69	6.74	(0.03)	(2.19)	(2.22)
2020	35.68	0.20	5.20	5.40	(0.14)	(0.07)	(0.21)
Parnassus Mid Cap Growth Fund – Investor Shares
2024	55.57	(0.19)	6.35	6.16	-	(4.24)	(4.24)
2023	42.28	(0.15)	15.03	14.88	-	(1.59)	(1.59)
2022	64.36	(0.17)	(21.39)	(21.56)	-	(0.52)	(0.52)
2021	61.44	(0.34)	6.16	5.82	(0.94)	(1.96)	(2.90)
2020	50.47	(0.02)	14.19	14.17	(0.06)	(3.14)	(3.20)
Parnassus Mid Cap Growth Fund – Institutional Shares
2024	55.83	(0.12)	6.38	6.26	-	(4.24)	(4.24)
2023	42.42	(0.09)	15.09	15.00	-	(1.59)	(1.59)
2022	64.50	(0.11)	(21.45)	(21.56)	-	(0.52)	(0.52)
2021	61.49	(0.26)	6.17	5.91	(0.94)	(1.96)	(2.90)
2020	50.43	0.05	14.21	14.26	(0.06)	(3.14)	(3.20)
Parnassus Fixed Income Fund – Investor Shares
2024	14.88	0.53	(0.25)	0.28	(0.55)	-	(0.55)
2023	14.40	0.47	0.47	0.94	(0.46)	-	(0.46)
2022	17.22	0.37	(2.82)	(2.45)	(0.37)	-	(0.37)
2021	18.01	0.29	(0.66)	(0.37)	(0.29)	(0.13)	(0.42)
2020	17.05	0.29	1.05	1.34	(0.28)	(0.10)	(0.38)
Parnassus Fixed Income Fund – Institutional Shares
2024	14.89	0.56	(0.25)	0.31	(0.57)	-	(0.57)
2023	14.40	0.50	0.48	0.98	(0.49)	-	(0.49)
2022	17.22	0.40	(2.81)	(2.41)	(0.40)	(0.01)	(0.41)
2021	18.01	0.33	(0.67)	(0.34)	(0.32)	(0.13)	(0.45)
2020	17.04	0.33	1.06	1.39	(0.32)	(0.10)	(0.42)

Audited Financial Statements • 2024

Net Asset Value End of Year	Total Overall Return	Net Assets End of Year (000s)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$37.59	10.21%	$1,576,993	0.78%	0.75%	0.34%	43.55%
37.42	12.92	3,921,694	0.76	0.75	0.49	42.45
34.02	(21.41)	4,103,007	0.76	0.75	0.30	47.52
45.39	16.63	5,518,086	0.75	0.75	0.13	34.76
40.87	15.16	4,211,267	0.76	0.75	0.58	41.00

57.49	10.55	647,286	0.81	0.80	(0.33)	41.45
55.57	35.60	645,243	0.81	0.80	(0.30)	47.49
42.28	(33.52)	514,193	0.80	0.80	(0.36)	58.11
64.36	9.37	880,724	0.80	0.80	(0.52)	28.73
61.44	28.61	860,120	0.83	0.83	(0.05)	82.46

57.85	10.68	194,674	0.70	0.68	(0.21)	41.45
55.83	35.77	183,037	0.71	0.68	(0.18)	47.49
42.42	(33.45)	144,292	0.70	0.68	(0.24)	58.11
64.50	9.50	237,137	0.68	0.68	(0.40)	28.73
61.49	28.81	218,962	0.68	0.68	0.09	82.46

14.61	1.92	107,491	0.80	0.58	3.59	28.44
14.88	6.71	118,945	0.81	0.58	3.24	48.72
14.40	(14.29)	132,391	0.82	0.68	2.42	58.67
17.22	(2.09)	230,471	0.76	0.68	1.64	31.29
18.01	7.91	233,496	0.74	0.68	1.61	37.77

14.63	2.13	182,248	0.60	0.39	3.77	28.44
14.89	6.95	161,471	0.61	0.39	3.44	48.72
14.40	(14.10)	146,034	0.59	0.45	2.66	58.67
17.22	(1.90)	233,649	0.56	0.45	1.88	31.29
18.01	8.19	163,671	0.55	0.45	1.81	37.77

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Parnassus Investments has contractually limited expenses to an annualized rate of 0.82% for the Parnassus Core Equity Fund – Investor Shares, 0.84% for the Parnassus Growth Equity Fund – Investor Shares, 0.88% for the Parnassus Value Equity Fund – Investor Shares, 0.96% for the Parnassus Mid Cap Fund – Investor Shares, 0.80% for the Parnassus Mid Cap Growth Fund – Investor Shares and 0.58% for the Parnassus Fixed Income Fund – Investor Shares.

(c) Parnassus Investments has contractually limited expenses to an annualized rate of 0.61% for the Parnassus Core Equity Fund – Institutional Shares, 0.63% for the Parnassus Growth Equity Fund – Institutional Shares, 0.65% for the Parnassus Value Equity Fund – Institutional Shares, 0.75% for the Parnassus Mid Cap Fund – Institutional Shares, 0.68% for the Parnassus Mid Cap Growth Fund – Institutional Shares and 0.39% for the Parnassus Fixed Income Fund – Institutional Shares.

(d) The Parnassus Growth Equity Fund commenced operations on December 28, 2022, and the period shown is from December 28, 2022 through December 31, 2022.

(e) Total Return is not annualized for periods less than one year.

(f) Annualized.

(g) Amount less than $0.01.

Audited Financial Statements • 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Parnassus Income Funds and Parnassus Funds and Shareholders of Parnassus Core Equity Fund, Parnassus Growth Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth Fund and Parnassus Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Parnassus Core Equity Fund and Parnassus Fixed Income Fund (two of the funds constituting Parnassus Income Funds) and Parnassus Growth Equity Fund, Parnassus Value Equity Fund,

Parnassus Mid Cap Fund and Parnassus Mid Cap Growth Fund (constituting Parnassus Funds) (hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights

Parnassus Core Equity Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024

Parnassus Growth Equity Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period December 28, 2022 (commencement of operations) through December 31, 2022

Parnassus Value Equity Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024

Parnassus Mid Cap Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024

Parnassus Mid Cap Growth Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024

Parnassus Fixed Income Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024

The financial statements of Parnassus Core Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth Fund and Parnassus Fixed Income Fund as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 28, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Audited Financial Statements • 2024

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, CA

February 11, 2025

We have served as the auditor of one or more investment companies in Parnassus Income Funds and Parnassus Funds since 2021.

Audited Financial Statements • 2024

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (800) 999-3505. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’

Form N-PORT reports are available on the Securities and Exchange Commission’s web site at http://www.sec.gov. The Funds publish their entire portfolio holdings information as of the end of each month and quarter on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated on or about ten business days following the end of each month. Holdings information will remain on the website until updated for the subsequent time period.

Federal Income Tax Information

For the year ended December 31, 2024, the following percentages of ordinary income distributed by the Funds that qualify for the individual qualified dividend income deduction (QDI) and the corporate dividends received deduction (DRD) are as follows:

Fund	QDI	DRD
Parnassus Core Equity Fund	100.00%	100.00%
Parnassus Growth Equity Fund	43.08%	43.08%
Parnassus Value Equity Fund	100.00%	100.00%
Parnassus Mid Cap Fund	100.00%	100.00%
Parnassus Mid Cap Growth Fund	0.00%	0.00%
Parnassus Fixed Income Fund	8.51%	0.98%

Tax information unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund
Long-term capital gains	$2,826,430,112	$2,711,263	$362,418,976	$284,811,130	$60,427,284

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

Earnings growth is not representative of the fund’s future performance.

Mutual fund investing involves risk, and loss of principal is possible. The Fund’s share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Fund may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

Parnassus Fixed Income Fund: Bond prices are inversely related to interest rates. As interest rates drop, bond prices will increase, and as interest rates go up, the price of bonds will decrease. A security’s value may also be affected by the possibility that issuers of debt obligations will not pay the Fund interest or principal, or that their credit rating may be downgraded by a ratings agency. In addition, up to 20% of the Fund’s total net assets may be invested in convertible securities, which may not have an investment-grade rating. This would make them riskier than securities with an investment-grade rating.

Parnassus Growth Equity Fund and Parnassus Mid Cap Growth Fund: The adviser may be wrong in its assessment of a company’s potential for growth, and the growth stocks the fund holds may not grow as the advisor anticipates. In addition, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Parnassus Mid Cap and Parnassus Mid Cap Growth Funds: The Fund invests in small and/or mid cap growth companies, which are generally riskier than larger companies, and the Fund’s share price may be more volatile than funds that invest in larger companies.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Fund evaluates ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Fund also utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com). Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original principal cost.

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website or by calling (800) 999-3505.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements at www.parnassus.com

If you do not hold your account directly with Parnassus, please contact the firm that holds your account to inquire about electronic delivery.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

1 Market Street, Suite 1600 San Francisco, CA 94105^(800) 999-3505^www.parnassus.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

This information is included in materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the registrant’s fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds and Parnassus Income Funds

By:	(Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	March 7, 2025

By:	(Signature and Title)

/s/ Marc C. Mahon
Marc C. Mahon
Title:	Treasurer and Principal Financial Officer
Date:	March 7, 2025